[ASTON ASSET MANAGEMENT LOGO]

                                   ASTON FUNDS
                                  (THE "TRUST")

                       ASTON/ABN AMRO MID CAP GROWTH FUND

                                 CLASS N SHARES

                       SUPPLEMENT DATED DECEMBER 29, 2006
                TO THE CLASS N PROSPECTUS DATED DECEMBER 1, 2006

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

         The Board of Trustees of the Trust has determined that the termination and liquidation of ASTON/ABN AMRO MID CAP GROWTH FUND (the "Fund") is in the best interests of the Fund and its shareholders. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts who require additional time to change investment options. The estimated liquidation date of the Fund is on or about January 31, 2007.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

                                                   ATN SUP N MCG liquidation1206

[ASTON ASSET MANAGEMENT LOGO]

                                   ASTON FUNDS

                           ASTON/ABN AMRO GROWTH FUND
                               ASTON BALANCED FUND

                               CLASS N & I SHARES

                       SUPPLEMENT DATED DECEMBER 29, 2006
                   TO THE PROSPECTUSES DATED DECEMBER 1, 2006

                                IMPORTANT NOTICE

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH EACH PROSPECTUS.

         The following information replaces the information about the portfolio managers of ASTON BALANCED FUND and ASTON/ABN AMRO GROWTH FUND found on page 35 of the Class N Shares prospectus and page 29 of the Class I Shares prospectus.

FUND NAME       PORTFOLIO MANAGER(s)     INVESTMENT EXPERIENCE

ASTON BALANCED FUND (EQUITY PORTION)

               Richard S. Drake, CFA     Portfolio Manager of the Fund as of
                                         January 2007; Senior Managing Director,
                                         Director of Equity Research and
                                         Portfolio Manager; associated with AAAM
                                         and its affiliates and predecessors
                                         since January 2000. Mr. Drake began his
                                         investment career in 1983; he
                                         previously held a senior investment
                                         management position with Duff & Phelps
                                         Investment Management, Inc. from
                                         1995-1999. Mr. Drake received his MBA
                                         from Northwestern University.

ASTON/ABN AMRO GROWTH FUND

               Richard S. Drake, CFA     Portfolio Manager of the Fund since
                                         February 2000; Please see above.

              Steven G. Sherman, CFA     Portfolio Manager of the Fund as of
                                         January 2007; Vice President and
                                         Portfolio Manager; associated with AAAM
                                         and its affiliates and predecessors
                                         since 2000. Mr. Sherman began his
                                         investment career in 1996; he
                                         previously was an equity research
                                         associate with Duff & Phelps Investment
                                         Management, Inc. from 1996-2000. Mr.
                                         Sherman received his BBA from the
                                         University of Iowa and MBA from DePaul
                                         University.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH EACH PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

                                                         ATN SUP NI pmchange1206

[ASTON ASSET MANAGEMENT LOGO]

                                   ASTON FUNDS

                           ASTON/ABN AMRO GROWTH FUND

                                 CLASS R SHARES

                       SUPPLEMENT DATED DECEMBER 29, 2006
                    TO THE PROSPECTUS DATED DECEMBER 1, 2006

                                IMPORTANT NOTICE

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

         The following information replaces the information about the portfolio managers of ASTON/ABN AMRO GROWTH FUND found on page 13 of the Class R Shares prospectus.

FUND NAME     PORTFOLIO MANAGER(s)       INVESTMENT EXPERIENCE

ASTON/ABN AMRO GROWTH FUND

             Richard S. Drake, CFA       Portfolio Manager of the Fund since
                                         February 2000; Senior Managing
                                         Director, Director of Equity Research
                                         and Portfolio Manager; associated with
                                         AAAM and its affiliates and
                                         predecessors since January 2000. Mr.
                                         Drake began his investment career in
                                         1983; he previously held a senior
                                         investment management position with
                                         Duff & Phelps Investment Management,
                                         Inc. from 1995-1999. Mr. Drake received
                                         his MBA from Northwestern University.

            Steven G. Sherman, CFA       Portfolio Manager of the Fund as of
                                         January 2007; Vice President and
                                         Portfolio Manager; associated with AAAM
                                         and its affiliates and predecessors
                                         since 2000. Mr. Sherman began his
                                         investment career in 1996; he
                                         previously was an equity research
                                         associate with Duff & Phelps Investment
                                         Management, Inc. from 1996-2000. Mr.
                                         Sherman received his BBA from the
                                         University of Iowa and MBA from DePaul
                                         University.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH EACH PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

                                                          ATN SUP R pmchange1206

(ASTON FUNDS LOGO)

                                   ASTON FUNDS

                                 CLASS N SHARES

                           Aston/ABN AMRO Growth Fund
                       Aston/Montag & Caldwell Growth Fund
                        Aston/TAMRO Large Cap Value Fund
                                Aston Value Fund
                        Aston/Veredus Select Growth Fund
                           Aston/Optimum Mid Cap Fund
                       Aston/ABN AMRO Mid Cap Growth Fund
                      Aston/River Road Small Cap Value Fund
                           Aston/TAMRO Small Cap Fund
                      Aston/Veredus Aggressive Growth Fund
                   Aston/River Road Dynamic Equity Income Fund
                         Aston/ABN AMRO Real Estate Fund
                           Aston/Veredus SciTech Fund
                               Aston Balanced Fund
                      Aston/Montag & Caldwell Balanced Fund
                           Aston/TCH Fixed Income Fund
                      Aston/TCH Investment Grade Bond Fund
                       Aston/ABN AMRO High Yield Bond Fund
                       Aston/McDonnell Municipal Bond Fund
                    Aston/ABN AMRO Investor Money Market Fund

                                 CLASS Y SHARES

                 ABN AMRO Institutional Prime Money Market Fund

                                 CLASS R SHARES

                           Aston/ABN AMRO Growth Fund
                       Aston/Montag & Caldwell Growth Fund

                                 CLASS I SHARES

                           Aston/ABN AMRO Growth Fund
                          Montag & Caldwell Growth Fund
                                Aston Value Fund
                        Aston/Veredus Select Growth Fund
                           Aston/Optimum Mid Cap Fund
                           Aston/TAMRO Small Cap Fund
                      Aston/Veredus Aggressive Growth Fund
                         Aston/ABN AMRO Real Estate Fund
                               Aston Balanced Fund
                         Montag & Caldwell Balanced Fund
                           Aston/TCH Fixed Income Fund
                      Aston/TCH Investment Grade Bond Fund
                       Aston/ABN AMRO High Yield Bond Fund
                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS S SHARES

                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS YS SHARES

                 ABN AMRO Institutional Prime Money Market Fund

                  (Each a "Fund" and collectively, the "Funds")

*    All Funds were formerly known as the ABN AMRO Funds prior to December 1,
     2006.

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 2006

                      As Supplemented on December 29, 2006

     This Statement of Additional Information dated December 1, 2006 ("SAI") provides supplementary information pertaining to shares representing interests in twenty-five currently available investment portfolios of Aston Funds, formerly known as ABN AMRO Funds (the "Trust"). As of the date of this SAI, Class I shares of Aston Balanced Fund have not commenced operations.

     This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's current Prospectus dated December 1, 2006, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

     The audited financial statements for the fiscal year ended October 31, 2005 for the Funds (except for Aston Balanced Fund - Class I, Aston/Veredus Select Growth Fund - Class I and Aston/ABN AMRO Mid Cap Growth Fund - Class N, which had not commenced operations during the period) and the unaudited financial statements for the period ending April 30, 2006 (except for the Aston/Veredus Select Growth Fund - Class I), are incorporated herein by reference to the Funds' Annual and Semi-Annual Reports as filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference to the Prospectuses.

     You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151 or by downloading it from www.astonfunds.com.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS ...............................................................      1
INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS ...............      1
INVESTMENT RESTRICTIONS .................................................     31
NON-FUNDAMENTAL INVESTMENT POLICIES .....................................     34
TRUSTEES AND OFFICERS OF THE TRUST ......................................     36
PROXY VOTING POLICIES AND PROCEDURES ....................................     40
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................     40
INVESTMENT ADVISORY AND OTHER SERVICES ..................................     54

   The Investment Advisers ..............................................     54
   The Subadvisers ......................................................     61
   The Administrator ....................................................     79
   The Subadministrator .................................................     83
   Subadministration Fees ...............................................     83
   The Distributor ......................................................     83
   The Distribution Plan ................................................     84
   Shareholder Servicing Plan ...........................................     87
   Redemption Fees ......................................................     88
   Custodian ............................................................     88
   Transfer Agent and Dividend Paying Agent .............................     88
   Counsel and Independent Registered Public Accounting Firm ............     88

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................     89
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ........................     89
DISCLOSURE OF PORTFOLIO HOLDINGS ........................................     94
DESCRIPTION OF SHARES ...................................................     95
NET ASSET VALUE .........................................................     98
REDEMPTIONS-IN-KIND .....................................................    100
DIVIDENDS ...............................................................    100
FEDERAL INCOME TAXES ....................................................    100
PERFORMANCE INFORMATION .................................................    106
FINANCIAL STATEMENTS ....................................................    106
OTHER INFORMATION .......................................................    106

APPENDIX A ..............................................................    A-1

APPENDIX B ..............................................................    B-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

     Aston Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is a no-load open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except Aston/ABN AMRO Real Estate Fund, which is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to December 1, 2006, the Trust was known as the "ABN AMRO Funds." As of the date of this SAI, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund and Class I shares of Aston Balanced Fund have not commenced operations.

     The Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund are referred to collectively herein as the "ABN AMRO Money Market Funds."

            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in each Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

     Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BELOW INVESTMENT-GRADE (HIGH YIELD) DEBT SECURITIES

     Fixed income securities rated Ba or lower by Moody's Investor Service ("Moody's") or BB or lower by Standard & Poor's ("S&P"), frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

     In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

     The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

     YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which holds these securities.

     SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

     LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

     CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Subadviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Subadviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

     YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

BORROWING

     A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CASH LIQUIDATION FOR REDEMPTION

     The Aston/Veredus Aggressive Growth Fund may participate in a program with ReFlow Fund LLC ("ReFlow"), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

     The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund's short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS

     CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

     One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

     REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMIC in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

     Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

     RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

     CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

     Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.

     Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's Prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser or Subadviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.

     Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser or Subadviser will not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, forward commitments, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

DOLLAR ROLLS

     Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to the dollar roll transaction. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes various types of fixed income securities in which a Fund may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

     AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

     CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The commercial paper in which Aston/TCH Investment Grade Bond Fund invests will be rated A-1 by S&P, P-1 by Moody's or F-1 by Fitch Ratings. Subject to each Fund's limit on investing in illiquid securities, the money market funds may invest, without limit, in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act").

     DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     POOLED VEHICLES

     The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the 1933 Act. TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Many international equity securities in which a Fund may invest will be traded in foreign currencies. Additionally, Aston/ABN AMRO High Yield Bond Fund may invest in high yield fixed interest securities issued by European corporations. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser or Subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

     Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

     Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

     Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

     The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

     Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

     In making investment decisions for a Fund, the Investment Adviser or Subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's or Subadviser's decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

     Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Subadviser deems it appropriate to do so.

     A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

     Aston/TCH Investment Grade Bond Fund does not intend to engage in when-issued and delayed delivery transactions that would cause the segregation of more than 20% of the value of its total assets.

FUTURES CONTRACTS

     Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contracts may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.

     At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Gain derived by a Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     A Fund may invest up to 15% (10% for the money market funds) of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

INVESTMENT COMPANY SHARES

     Investments by the Funds in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. A Fund is permitted to invest in shares of an Aston money market fund for cash management purposes, provided that the Investment Adviser or Subadviser or any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

     It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser or Subadviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

     COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

     EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

     FOREIGN BANKERS' ACCEPTANCES - A money market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

     FOREIGN COMMERCIAL PAPER - A money market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's or S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

     LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

     VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

     The money market funds may invest in derivatives, specifically high quality floating rate instruments which reset off the following money market indices:
U.S. Treasury Bills, Fed Funds, Prime and LIBOR.

     STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for money market funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviation in the value of shares of the money market funds.

     YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

     The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

     Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

     Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities that offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

     For federal income tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts," conveying to the holder an individual interest in each of the mortgages constituting the pool.

     The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

     Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the Investment Adviser or Subadviser determines that the securities meet a Fund's quality standards.

     OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser or Subadviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser or Subadviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

     In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

     With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

     Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

     A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by a nationally recognized statistical rating organization ("NRSRO") or (ii) if not rated, of equivalent quality in the Investment Adviser's judgment.

     Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Investment Adviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. If permitted by a Fund's investment policies, the Investment Adviser or Subadviser, as applicable, may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. Aston/TCH Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Subadviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Subadviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

PUBLICLY TRADED PARTNERSHIPS

     Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. Aston/River Road Dynamic Equity Income Fund and Aston/ABN AMRO Real Estate Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. Aston/River Road Dynamic Equity Income Fund and Aston/ABN AMRO Real Estate Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required to include in its taxable income its allocable share of the MLP's income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than the Fund's allocable share of the MLP's income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

     An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. In addition, the value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income. As a result, there could be a reduction in the Fund's cash flow and there could be a material decrease in the value of the

Fund's shares. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Subadviser. The Investment Adviser or Subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price. The securities held subject to a repurchase agreement by a money market fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The taxable money market funds may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.

RESTRICTED SECURITIES

     Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act and, with respect to a money market fund, commercial paper issued in reliance upon "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by the Fund's investment adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

ROYALTY INCOME TRUSTS

     A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

RULE 144A SECURITIES

     A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and
(4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

     Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

     A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

     Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES

     A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser or Subadviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities that are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser or Subadviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

SWAP AGREEMENTS

     The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a Fund had invested in the reference obligation directly.

     Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. Except as otherwise indicated in a Fund's prospectus or in this Statement of Additional Information, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser or Subadviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code, may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY DEFENSIVE POSITIONING

     The investments and strategies described throughout the prospectuses are those the Investment Advisers and Subadvisers intend to use under normal market conditions. When the Investment Adviser or Subadviser determines that market conditions warrant, a Fund (other than the money market funds) may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

     A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

     Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

     Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                            INVESTMENT RESTRICTIONS

     The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     Each Fund except Aston/TCH Investment Grade Bond, Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Funds may not:

          (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

     Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Funds may not:

          (2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interest therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

          Each Fund except Aston/TCH Investment Grade Bond Fund may not:

          (3) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except Aston/Veredus SciTech Fund, which will have a concentration in the science and technology sector, and Aston/ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector.

          (4) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

     Aston/ABN AMRO High Yield Bond Fund, Aston/ABN AMRO Growth, Aston/Montag & Caldwell Growth, Aston/TAMRO Large Cap Value, Aston/Optimum Mid Cap, Aston/TAMRO Small Cap, Aston Balanced, Aston/Montag & Caldwell Balanced, Aston/Veredus Aggressive Growth, Aston/Veredus Select Growth, Aston/Veredus SciTech, Aston/River Road Dynamic Equity Income, Aston/River Road Small Cap Value, Aston/ABN AMRO Mid Cap Growth, Aston/TCH Fixed Income, Aston/McDonnell Municipal Bond and Aston/ABN AMRO Investor Money Market Fund may not:

          (5) As to 75% of the total assets of each Fund with the exception of Aston/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

          (6) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies.

          (7) Make investments in securities for the purpose of exercising control.

          (8) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

          (9) Except for Aston/ABN AMRO Mid Cap Growth Fund, sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

          (10) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

          (11) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10%of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets.

          (12) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

          (13) Except for Aston/ABN AMRO High Yield Bond, Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Value Funds, invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

     Aston/ABN AMRO Mid Cap Growth Fund may not:

          (14) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures or options contracts is not considered to be the purchase or sale of a security on margin.

     Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Value Funds may not:

          (15) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

     Aston Value, Aston/ABN AMRO Real Estate, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

          (16) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

          (17) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

          (18) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

     Aston Value Fund may not:

          (19) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

     ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

          (20) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

          (21) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

     Aston/TCH Investment Grade Bond Fund may not:

          (22) Sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

          (23) Borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its respective total assets are outstanding.

          (24) Issue senior securities except that it may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

          (25) Invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

          (26) Underwrite any issue of securities except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

          (27) Lend any of its assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

          (28) Mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, segregation or collateral arrangements made in connection with options activities, and the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

          (29) Purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

          (30) Purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

          (31) With respect to 75% of the value of its assets, will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

     For purposes of Aston/ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, MLPs that are treated as corporations for federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

     Aston Value, Aston/ABN AMRO Real Estate, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

     Aston/TCH Investment Grade Bond Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

     Aston/TCH Investment Grade Bond Fund can acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing its uninvested cash. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1 1/2%. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable to securities of investment companies that have been exempted from registration under the 1940 Act. It should be noted with respect to Aston/TCH Investment Grade Bond Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

     Aston/TCH Investment Grade Bond Fund will not:

          (1) Purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

          (2) Write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in a deliverable form without further payment or after segregating cash in the amount of any further payment.

          (3) Purchase securities of a company for purpose of exercising control or management.

     Aston/TAMRO Large Cap Value Fund, Aston/Optimum Mid Cap Fund, Aston/TAMRO Small Cap Fund, Aston/ABN AMRO Real Estate Fund, Aston/Veredus SciTech Fund, Aston/River Road Dynamic Equity Income Fund, Aston/River Road Small Cap Value Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/TCH Fixed Income Fund, Aston/McDonnell Municipal Bond Fund, Aston/TCH Investment Grade Bond Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and Aston/ABN AMRO High Yield Bond Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund's assets, plus the amount of any borrowings for investment purposes, in certain investments as described in their prospectus. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                               TERM OF
                              OFFICE(2)                                         NUMBER OF
                             AND LENGTH                                         PORTFOLIOS
      NAME, ADDRESS,             OF                                          IN FUND COMPLEX    OTHER TRUSTEESHIPS/
        AGE(1) AND              TIME           PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS HELD
  POSITION(S) WITH TRUST      SERVED(1)        DURING PAST FIVE YEARS            TRUSTEE           BY TRUSTEE(3)
  ----------------------     ----------  ----------------------------------  ---------------  ----------------------
                                               DISINTERESTED TRUSTEES

Leonard F. Amari             13 years    Partner at the law offices of              27        Director, United
c/o 161 North Clark Street               Amari & Locallo, a practice with                     Community Bank of
Chicago, IL 60601                        exclusive concentration in real                      Lisle; Director,
Age: 64                                  estate taxation and related areas,                   Delaware Place Bank;
Trustee                                  since 1987; Special Assistant                        Trustee, John Marshall
                                         Attorney General since 1986.                         Law School

Robert A. Kushner             7 years    Retired. Vice President, Secretary         27        None
c/o 161 North Clark Street               and General Counsel at Cyclops
Chicago, IL 60601                        Industries, Inc., 1976-1992.
Age: 70
Trustee

Gregory T. Mutz              13 years    CEO of AMLI Residential Properties         27        Chairman of the Board
c/o 161 North Clark Street               Trust (NYSE: AML) (a Multifamily                     of AMLI Residential
Chicago, IL 60601                        REIT), a successor company to AMLI                   Properties Trust;
Age: 60                                  Realty Co. since 2004; Chairman of                   Director of Abt
Trustee                                  AMLI Residential Properties since                    Associates Inc.
                                         1994; Vice Chairman of UICI                          (agribusiness)
                                         (NYSE: UCI) (an insurance holding
                                         company) from 2003-2004; President
                                         and CEO of UICI from 1999-2003;
                                         Chairman of Academic Management
                                         Services Corp. (a student loans
                                         and finance company) from
                                         2000-2003.

Robert B. Scherer             7 years    President of The Rockridge Group,          27        Director, Title
c/o 161 North Clark Street               Ltd (title insurance industry                        Reinsurance Company
Chicago, IL 60601                        consulting services) since 1994.                     (insurance for title
Age: 65                                                                                       agents)
Trustee

Nathan Shapiro               13 years    President of SF Investments, Inc.          27        Director, Baldwin &
c/o 161 North Clark Street               (broker/dealer and investment                        Lyons, Inc. (property
Chicago, IL 60601                        banking firm) since 1971.                            and casualty insurance
Age: 70                                                                                       firm)
Trustee

Denis Springer                7 years    Retired. Senior Vice President and         27        None
c/o 161 North Clark Street               Chief Financial Officer of
Chicago, IL 60601                        Burlington Northern Santa Fe Corp.
Age: 60                                  (railroad), 1995-1999.
Trustee

                                                 INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA        13 years    Chief Executive Officer, Aston             27        Director, Baldwin &
c/o 161 North Clark Street               Asset Management LLC, since 2006;                    Lyons, Inc. (property
Chicago, IL 60601                        Vice Chairman of ABN AMRO Asset                      and casualty insurance
Age: 60                                  Management Holdings, Inc.                            firm)
Chairman, Board of Trustees              2003-2006; President and Chief
                                         Executive Officer of ABN AMRO
                                         Asset Management Holdings, Inc.
                                         from 2001-2003; President of
                                         Alleghany Asset Management, Inc.
                                         from 1996-2001 (purchased by ABN
                                         AMRO in February 2001).

                               TERM OF
                              OFFICE(2)                                         NUMBER OF
                             AND LENGTH                                         PORTFOLIOS
      NAME, ADDRESS,             OF                                          IN FUND COMPLEX    OTHER TRUSTEESHIPS/
        AGE(1) AND              TIME           PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS HELD
  POSITION(S) WITH TRUST      SERVED(1)        DURING PAST FIVE YEARS            TRUSTEE           BY TRUSTEE(3)
  ----------------------     ----------  ----------------------------------  ---------------  ----------------------
                                           OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson          13 years    President, Aston Asset Management         N/A        N/A
c/o 161 North Clark Street               LLC, since 2006; President, ABN
Chicago, IL 60601                        AMRO Structured Investment Funds
Age: 42                                  and ABN AMRO Variable Insurance
President (Chief Executive               Trust, since 2005; President and
Officer)                                 Chief Executive Officer of ABN
                                         AMRO Investment Fund Services,
                                         Inc. (formerly known as Alleghany
                                         Investment Services, Inc.)
                                         1995-2006; Executive Vice
                                         President of ABN AMRO Asset
                                         Management (USA) LLC 2001-2005;
                                         Director, ABN AMRO Trust Services
                                         Company 2001-2005; Director, TAMRO
                                         Capital Partners LLC and Veredus
                                         Asset Management LLC since 2001;
                                         Officer of the Trust since 1993;
                                         CPA.

Gerald F. Dillenburg          9 years    Chief Compliance Officer and Chief        N/A        N/A
c/o 161 North Clark Street               Financial Officer, Aston Asset
Chicago, IL 60601                        Management LLC, since 2006; Chief
Age: 39                                  Financial Officer and Chief
Senior Vice President,                   Compliance Officer, ABN AMRO
Secretary and Treasurer                  Structured Investment Funds and
(Chief Financial Officer,                ABN AMRO Variable Insurance Trust,
Chief Operating Officer                  since 2005; Chief Senior Managing
and Chief Compliance                     Director ("SMD") of ABN AMRO
Officer)                                 Investment Fund Services, Inc.
                                         (formerly known as Alleghany
                                         Investment Services, Inc.)
                                         1996-2006; SMD of ABN AMRO Asset
                                         Management Holdings, Inc. and ABN
                                         AMRO Asset Management, Inc.
                                         (formerly known as Chicago Capital
                                         Management, Inc.) 2001-2006;
                                         Operations manager and compliance
                                         officer of ABN AMRO mutual funds
                                         1996-2006; CPA.

William Long                  4 years    Vice President of Montag &                N/A        N/A
c/o 161 North Clark Street               Caldwell, Inc. since 2000; former
Chicago, IL 60601                        Vice President and Director of
Age: 46                                  Sales for First Capital Group,
Vice President                           First Union National Bank,
                                         1996-2000.

----------
(1)  As of December 1, 2006.

(2) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(3) Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance Trust, a new trust whose registration statement is not effective and was not operational as of the date of this SAI.

(4) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset Management, LLC and related entities, which act as the Funds' Investment Adviser for all except the ABN AMRO Money Market Funds.

     The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and

================================================================================
performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2006.

     The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2006.

     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro, Mutz and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2006.

     Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2005.

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                                                      COMPANIES OVERSEEN BY
                                                                                      TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND        INVESTMENT COMPANIES
---------------              -----------------------------------------------------  -------------------------
DISINTERESTED TRUSTEES

Leonard F. Amari             Over $100,000:  Aston/Optimum Mid Cap Fund                    Over $100,000
                             Over $100,000: Aston/TAMRO Small Cap Fund
                             Over $100,000: Aston/TAMRO Large Cap Value Fund
                             Over $100,000: Aston/ABN AMRO Growth Fund
                             Over $100,000: Aston/Veredus Aggressive Growth Fund

Robert Kushner               $50,001-$100,000: Aston/McDonnell Municipal Bond Fund         Over $100,000
                             $10,001-$50,000: Aston/Optimum Mid Cap Fund
                             $10,001-$50,000: Aston/Montag & Caldwell Growth Fund

Gregory T. Mutz              $10,001-$50,000: Aston/ABN AMRO Growth Fund                   Over $100,000
                             $50,001-$100,000: Aston/Montag & Caldwell Growth Fund
                             $10,001-$50,000: Aston/Veredus Aggressive Growth Fund
                             $10,001-$50,000: Aston/TAMRO Small Cap Fund
                             $50,001-$100,000: Aston/TAMRO Large Cap Value Fund
                             $10,001-$50,000: Aston/Optimum Mid Cap Fund
                             $10,001-$50,000: Aston/Veredus Selective Growth Fund

Robert Scherer               Over $100,000: ABN AMRO Government Money Market Fund          Over $100,000
                             $1-$10,000: Aston/River Road Small Cap Value Fund
                             $1-$10,000: Aston/ABN AMRO High Yield Bond Fund
                             $1-$10,000: Aston/Optimum Mid Cap Fund
                             $1-$10,000: Aston/Veredus Aggressive Growth Fund
                             $1-$10,000: Aston/TAMRO Small Cap Fund
                             $1-$10,000: Aston/Montag & Caldwell Growth Fund
                             $1-$10,000: Aston/TAMRO Large Cap Value Fund

Nathan Shapiro               Over $100,000: Aston/McDonnell Municipal Bond Fund            Over $100,000

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                                                      COMPANIES OVERSEEN BY
                                                                                      TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND        INVESTMENT COMPANIES
---------------              -----------------------------------------------------  -------------------------
Denis Springer               Over $100,000: Aston/Montag & Caldwell Growth Fund            Over $100,000
                             Over $100,000: Aston/Veredus Aggressive Growth Fund

INTERESTED TRUSTEE

Stuart Bilton                Over $100,000: ABN AMRO Money Market Fund                     Over $100,000
                             Over $100,000: ABN AMRO Investor Money Market Fund
                             Over $100,000: Aston/ABN AMRO Growth Fund
                             Over $100,000: Aston/Veredus Aggressive Growth Fund
                             Over $100,000: Aston/TAMRO Small Cap Fund
                             Over $100,000: Aston/TAMRO Large Cap Value Fund
                             Over $100,000: Aston/Montag & Caldwell Growth Fund
                             Over $100,000: Aston/TCH Fixed Income Fund
                             Over $100,000: Aston/McDonnell Municipal Bond Fund

REMUNERATION

     The Trustees of the Trust who are not affiliated with the Investment Adviser or Subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2005, the Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Pricing Committee meeting. Members of the Audit Committee receive an annual retainer of $2,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,000. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trustees received $5,000 for each Board Meeting attended and an annual retainer of $10,000. The Trustees also received $1,500 per telephonic board meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee received an additional $5,000 per year. No officer or employee of the Investment Advisers, Subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer.

     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2006. There were no 'compensated persons' who received more than $120,000 in aggregate compensation from the Trust.

                               AGGREGATE       PENSION OR
                             COMPENSATION     RETIREMENT                           TOTAL
                               RECEIVED    BENEFITS ACCRUED  ESTIMATED ANNUAL   COMPENSATION
                               FROM THE    (AS PART OF FUND   BENEFITS UPON    FROM TRUST AND
TRUSTEE                          TRUST         EXPENSES)        RETIREMENT      FUND COMPLEX
-------                      ------------  ----------------  ----------------  --------------
DISINTERESTED TRUSTEES

Leonard F. Amari...........     $72,000           N/A               N/A            $72,000
Robert A. Kushner..........      69,500           N/A               N/A             69,500
Gregory T. Mutz............      89,500           N/A               N/A             89,500
Robert B. Scherer..........      79,500           N/A               N/A             79,500
Nathan Shapiro.............      59,500           N/A               N/A             59,500

                               AGGREGATE       PENSION OR
                             COMPENSATION     RETIREMENT                           TOTAL
                               RECEIVED    BENEFITS ACCRUED  ESTIMATED ANNUAL   COMPENSATION
                               FROM THE    (AS PART OF FUND   BENEFITS UPON    FROM TRUST AND
TRUSTEE                          TRUST         EXPENSES)        RETIREMENT      FUND COMPLEX
-------                      ------------  ----------------  ----------------  --------------
Denis Springer.............      69,500           N/A               N/A             69,500

INTERESTED TRUSTEE

Stuart D. Bilton...........         N/A           N/A               N/A                N/A
Julian Ide*................         N/A           N/A               N/A                N/A

----------
*    Mr. Ide resigned from the Board on September 15, 2006.

     As of November 22, 2006, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any Class of each Fund, except for their ownership of 3.63% and 28.37% of ABN AMRO/TAMRO Large Cap Value Fund-Class N and ABN AMRO Money Market Fund-Class I, respectively.

CODE OF ETHICS

     The Trust, its Investment Advisers, Subadvisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust has delegated the voting of portfolio securities to its Investment Advisers and Subadvisers on behalf of the Funds. Aston Asset Management LLC ("Aston" or "Investment Adviser") has delegated to its Subadvisers the voting of portfolio securities. ABN AMRO Asset Management, Inc. ("AAAM," "Investment Adviser" or collectively with Aston, the "Investment Advisers") and the Subadvisers have each adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the applicable Investment Adviser or Subadviser. Summaries of the Proxy Voting Policies and Procedures are included under Appendix B.

     Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's Web site at www.astonfunds.com and on the SEC's Web site at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Listed below are the names and addresses of those shareholders who, as of November 22, 2006, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

                      ASTON/RIVER ROAD DYNAMIC EQUITY FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             37.44
Special Custody Acct For Exclusive Of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, Ca 94104-4122

FTC & Co                                            N              7.89
Datalynx
PO Box 173736
Denver, CO 80217-3736

                           ASTON/ABN AMRO GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             23.98
Special Custody Acct For Exclusive Of Customers
Attn Mutual Funds
101 Montgomery
St San Francisco, CA 94104-4122

DCGT as TTEE and/or CUST                            N              8.25
FBO Various Qualified Plans
ATTN NPIO TRADE DESK
711 High Street
Des Moines, IA 50303

Suntrust Bank TTEE                                  N              8.06
FBO Genuine Partnership Plan
Attn Frank Howard
PO Box 105870 CTR 3145
Atlanta, GA 30348-5870

Lasalle Bank                                        I             49.47
Omnibus 72
PO Box 1443
Chicago, IL 60690

Pricewaterhouse Coopers LLP                         I             22.45
Savings Plan For Employees & Partners
Attn Yvonne Smith
One Wall St 12FL
New York, NY 10286

Bank Of New York Cust                               I             13.57
FBO Pricewaterhouse Coopers Emp
Retirement Benn Accumulation Plan
Attn Yvonne Smith
One Wall Street 12th
New York, NY 10286

                           ASTON/ABN AMRO GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Nationwide Trust Company FSB                        R             61.92
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

Patterson & CO                                      R             21.56
FBO Team Health Inc
1525 W Wt Harris Blvd
Charlotte, NC 28288-1151

Merrill Lynch Pierce Fenner & Smith                 R             12.45
Inc for the Sole Benefit of Its Customers
Attn Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

                       ASTON/MONTAG & CALDWELL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             18.11
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Salomon Smith Barney Inc                            N             10.31
388 West 34th St - 3rd Floor
New York, NY 10001

Scudder Trust Company TTEE                          N             10.08
FBO DB Matched Savings Plan
Asset Reconciliaton Dept #063115
PO Box 1757
Salem, NH 03079-1143

Nationwide Trust Company FSB                        R             83.59
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

MG Trust Company Cust. FBO                          R             10.10
Choice Mortgage Company 401k
700 17th Street
Suite 300
Denver, CO 80202

                          MONTAG & CALDWELL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
First Union National Bank FBO                       I              8.78
Various Retirement Plans
1525 West Wt Harris Blvd
Charlotte, VA 28288-1151

Charles Schwab & Co Inc                             I              8.34
Special Custody Acct for Exclusive
of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Lasalle Bank                                        I              6.67
Omnibus 72
PO Box 1443
Chicago, IL 60690

Nationwide Trust Co FBO                             I              5.89
Southwest Airlines Pilots
Retirement Savings Plan
98 San Jacinto Blvd Ste 1100
Austin, TX 78701-4255

                        ASTON/TAMRO LARGE CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            N             13.09
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Charles Schwab & Co Inc                             N              9.03
Special Custody Acct for Exclusive
of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                                ASTON VALUE FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Wachovia Bank FBO                                   N             90.37
Various Retirement Plans
1525 West Wt Harris Blvd
Charlotte, NC 28288-1151

                                ASTON VALUE FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle Bank                                        I             99.82
Omnibus 72
PO Box 1443
Chicago, IL 60690

                        ASTON/VEREDUS SELECT GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             50.33
Special Custody Acct for Exclusive
of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

DCGT TTEE                                           I            100.00
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High St
Des Moines, IA 50392

                           ASTON/OPTIMUM MID CAP FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             18.51
Special Custody Acct for Exclusive
of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

James M Carn TTEE                                   I             42.63
Standard Insurance Company Trust
U/A Dtd 02/04/2004
1100 SW Sixth Avenue
Portland, OR 97204-1093

Charles Schwab & Co Inc                             I             17.34
Special Custody Acct for Exclusive
of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Carey & Co                                          I              6.85
A Partnership
Dtd 10/02/06
7 Easton Oval
Columbus, OH 43219-6010

                       ASTON/ABN AMRO MID CAP GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
ABN AMRO Asset Mgmt Holdings Inc                    N             87.75
Attn Seymour Newman Mailstop 09 TF
161 N Clark St
Chicago, IL 60601

National Investor Services FBO                      N              5.34
55 Water Street, 32nd Floor
New York, NY 10041

                         ASTON/RIVER ROAD SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             33.27
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                           ASTON/TAMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             17.68
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Wells Fargo Bank NA FBO                             N              9.85
Retirement Plan Services
PO Box 1533
Minneapolis, MN 55480

DCGT as TTEE and/or CUST                            N              7.22
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Wachovia Bank FBO                                   N              6.50
Various Retirement Plans
1525 West Wt Harris Blvd
Charlotte, NC 28288-1151

                           ASTON/TAMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Wells Fargo Bank NA FBO                             I             28.11
Nuclear Management Co 401K
PO Box 1533
Minneapolis, MN 55480

Merrill Lynch Pierce Fenner & Smith                 I             22.36
Inc for the Sole Benefit of Its Customers
Attn Service Team
4800 Deer Lake Dr East 3rd Fl
Jacksonville, FL 32246

Charles Schwab & Co Inc                             I             20.03
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Lasalle Bank NA                                     I             10.15
Omnibus 66
PO Box 1443
Chicago, IL 60690-1443

Carey & Co                                          I              6.35
A Partnership
Dtd 10/02/06
7 Easton Oval
Columbus, OH 43219-6010

                      ASTON/VEREDUS AGGRESSIVE GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             22.79
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Investors Bank & Trust Co                           N              9.78
TTEE FBO Various Retirement Plans
Attn: David Stavola, MO 2-41
4 Manhattanville Rd
Purchase, NY 10577

Wells Fargo Bank NA FBO                             N              8.41
FNF 401K - ABN AMRO/Veredus AGG GRO
P.O. Box 1533
Minneapolis, MN 55480

                      ASTON/VEREDUS AGGRESSIVE GROWTH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            N              7.17
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Colorado County Officials Employee                  N              6.22
Retirement Association 401A & 457 Plan
8515 E Orchard Rd 2T2
Greenwood Village, CO 80111-5002

First Union National Bank FBO                       I             23.72
Various Retirement Plans
1525 West Wt Harris Blvd
Charlotte, VA 28288-1151

Lasalle Bank NA                                     I             11.87
Omnibus 66
PO Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co Inc                             I              9.29
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

DCGT as TTEE and/or CUST                            I              5.42
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

                         ASTON/ABN AMRO REAL ESTATE FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
First Union National Bank FBO                       N             69.41
Various Retirement Plans
1525 West Wt Harris Blvd
Charlotte, VA 28288-1151

Lasalle Bank                                        I            100.00
Omnibus 72
PO Box 1443
Chicago, IL 60690

                           ASTON/VEREDUS SCI TECH FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Charles Schwab & Co Inc                             N             18.16
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

Patterson & Co FBO                                  N             10.04
The Robert E Morris Company
1525 West Wt Harris Blvd
Charlotte, NC 28288-1151

                               ASTON BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            N             47.66
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

DCGT as TTEE and/or CUST                            N              8.28
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street Des Moines, IA 50303

                      ASTON/MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            N             17.51
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Charles Schwab & Co Inc                             N              7.86
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                         MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            I             71.48
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Fidelity Investments Institutional                  I             12.62
Oper Co Inc FIIOC as Agent for
Certain Employee Benefit Plans
100 Magellan Way
Mailzone KW1C
Covington, KY 41015-1987

ABN AMRO Inv Trust Co CUST                          I              9.35
FBO George Jaleel
IRA Rollover
3834 Saint Annes Court
Duluth, GA 30096-3161

                           ASTON/TCH FIXED INCOME FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            N             26.85
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

DCGT as TTEE and/or Cust                            N              5.02
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Lasalle National Bank as TTEE                       I             37.45
Omnibus
PO Box 1443
Chicago, IL 60690-1443

DCGT as TTEE and/or CUST                            I             32.90
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Lasalle Bank                                        I             12.67
Omnibus 72
PO Box 1443
Chicago, IL 60690

                           ASTON/TCH FIXED INCOME FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle Bank                                        I              7.36
Omnibus 85
PO Box 1443
Chicago, IL 60690

                      ASTON/TCH INVESTMENT GRADE BOND FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle Bank                                        N             30.31
Omnibus 72
PO Box 1443
Chicago, IL 60690

ABN AMRO Inv Trust Co Cust                          N             10.06
FBO Claude Lo Piccolo
Rollover IRA
14713 Golf Road
Orland Park, IL 60462

DCGT as TTEE and/or CUST                            N              6.10
FBO IMAX Corporation 401K Retirement
Plan
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

Lasalle Bank NA TTEE                                I             29.68
PO Box 1443
Chicago, IL 60690-1443

Lasalle Bank                                        I             26.28
Omnibus 85
PO Box 1443
Chicago, IL 60690

Wells Fargo Bank NA FBO                             I             14.00
Meijer Inc Employee Benefit Veba
P.O. Box 1533
Minneapolis, MN 55480

Wells Fargo Bank NA FBO                             I              8.70
Halstead Industries, Inc Ret
P.O. Box 1533
Minneapolis, MN 55480

Wells Fargo Bank NA FBO                             I              7.28
Michigan Community Blood Center
P.O. Box 1533
Minneapolis, MN 55480

                       ASTON/ABN AMRO HIGH YIELD BOND FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
ABN AMRO Asset Mgmt Holdings Inc                    N             73.99
Attn Seymour Newman Mailstop 09TF
161 N Clark St
Chicago, IL 60601

ABN AMRO Asset Mgmt Holdings Inc                    I             99.33
Attn Seymour Newman Mailstop 09 TF
161 N Clark St
Chicago, IL 60601

                       ASTON/MCDONNELL MUNICIPAL BOND FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle National Bank as TTEE                       N             32.26
Omnibus
PO Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co Inc                             N             11.32
Special Custody Acct for Exclusive of Customers
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

                    ASTON/ABN AMRO INVESTOR MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Maril & Co FBO                                      N             42.91
ABN AMRO Investment Trust
U/DTD 01/26/2005
Attn ACM Department
11270 W Park Place Suite 400
Milwaukee, WI 53224-3625

DCGT as TTEE and/or CUST                            N             11.60
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle National Trust NA                           I             94.80
Attn Mutual Funds Operations
PO Box 1443
Chicago, IL 60690-1443

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
DCGT as TTEE and/or CUST                            I              5.03
FBO Various Qualified Plans
Attn NPIO Trade Desk
711 High Street
Des Moines, IA 50303

National Financial Services                         S             98.78
For the Exclusive Benefit of our Customers
Attn Mutual Funds Dept 5th Fl
200 Liberty St
1 World Financial CE
New York, NY 10281

                           ABN AMRO MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
National Financial Services                         I             47.27
For the Exclusive Benefit of Our Customers
Attn Mutual Funds Dept 5th Fl
200 Liberty St
1 World Financial CE
New York, NY 10281

ABN AMRO Inv Trust Co Cust IRA                      I             28.07
FBO Stuart D Bilton
72 Brinker Rd
Barrington, IL 60010-5135

ABN AMRO Inv Trust Co Cust                          I              6.43
FBO George J Mutter IRA
4719 Rose Glenn Dr
Toledo, OH 43615-1139

Susan A Harnish                                     I              6.09
13658 Beloit Road
Caledonia, IL 61011-9735

National Financial Services                         S             94.73
For the Exclusive Benefit of Our Customers
Attn Mutual Funds Dept 5th Fl
200 Liberty St
1 World Financial CE
New York, NY 10281

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle National Trust NA                           I             97.31
Attn Mutual Funds Operations
PO Box 1443
Chicago, IL 60690-1443

National Financial Services                         S             99.74
For the Exclusive Benefit of Our Customers
Attn Mutual Funds Dept 5th Fl
200 Liberty St
1 World Financial CE
New York, NY 10281

                       ABN AMRO TREASURY MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle National Bank                               I             99.46
Attn Mutual Funds Operations
Omnibus Account
PO Box 1443
Chicago, IL 60690-1443

National Financial Services                         S             92.94
For the Exclusive Benefit of
Our Customers
Attn Mutual Funds Dept 5th Fl
200 Liberty St
1 World Financial CE
New York, NY 10281

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Lasalle National Trust NA                           Y             55.17
Attn Mutual Funds Operations
PO Box 1443
Chicago, IL 60690-1443

USG Corporation                                     Y              8.43
Attn Evgeni Ganchev
125 S Franklin St Fl 4
Chicago, IL 60606-4605

Alenco Inc                                          Y              7.14
Attn Treasury
c/o Republic Plaza
370 17th St Ste 1700
Denver, CO 80202-5632

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS                      CLASS   PERCENTAGE OWNED (%)
----------------------------                      -----   --------------------
Nolan Inc                                          Y               5.41
Attn Darren J Aune
5607 Cedar Lake Rd S
Minneapolis, MN 55416-1497

Sprint Corporation                                 Y               5.26
Attn Creig Coffman
6200 Sprint Parkway
Mailstop KSOPHFO302-3B372
Overland Park, KS 66251

Adventist Health System                            YS             34.61
Attn Mark Block
111 N Orlando Ave
Winter Park, FL 32757

Lasalle National Trust NA                          YS             17.54
Attn Mutual Funds Operations
PO Box 1443
Chicago, IL 60690-1443

Michigan Soft Drink                                YS              5.30
Association
124 West Allegan Street Ste 634
Lansing, MI 48933-1707

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

     As described in the Prospectuses, the Trust employs Aston Asset Management LLC ("Aston" or the "Investment Adviser") to manage the investment and reinvestment of the assets of the Funds (except the ABN AMRO Money Market Funds) and to continuously review, supervise and administer the Funds' investment programs under an Investment Advisory Agreement dated November 30, 2006. Aston has engaged various Subadvisers to manage the day-to-day operations of the Funds, each of whom have experience with the Funds and/or in the investment advisory business.

     ABN AMRO Asset Management, Inc. ("AAAM", "Investment Adviser" or collectively with Aston, the "Investment Advisers") serves as the investment adviser for Aston/ABN AMRO Money Market Fund pursuant to an investment advisory agreement dated May 11, 2001. On January 1, 2006, AAAM replaced ABN AMRO Asset Management (USA) LLC as Investment Adviser to ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601. See the section entitled "Subadvisers" below for more information on AAAM.

     The advisory services provided by the Investment Adviser for each Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectuses.

     Aston, a majority owned subsidiary of Highbury Financial Inc. ("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of AAAM and its affiliates as part of an asset purchase agreement dated April 20, 2006 (the "Strategic Transaction"). As of the date of this Statement of Additional Information, Aston had no operating history. Aston is located at 161 North Clark Street, Chicago, Illinois 60601. As of December 1, 2006, Aston had approximately $5.4 billion in assets under management.

     Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury's registration statement for its initial public offering of its common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. Prior to the closing of the Strategic Transaction, Highbury has not engaged in any operations except for organizational and offering activities. Highbury has a limited operating history, and its principals have not previously owned or operated a mutual fund or investment advisory business. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.

     On May 9, 2006, the Board of Trustees approved a new Investment Advisory Agreement between Aston and the Funds (except the money market funds) and approved new Subadvisory Agreements for each Fund (except the money market funds). On August 25, 2006, the shareholders of each Fund (except the money market funds) approved the Investment Advisory Agreement and the Subadvisory Agreements, except for the Aston/Optimum Mid Cap Fund, Aston/River Road Small Cap Value Fund, Aston/TAMRO Small Cap Fund, Aston/Veredus Aggressive Growth Fund and Aston/Veredus SciTech Fund, which were approved by shareholders on September 20, 2006.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                          GROSS ADVISORY FEE
                                                       (AS A % OF AVERAGE DAILY
FUND                                                         NET ASSETS)
----                                                 ---------------------------
Aston/River Road Dynamic Equity Income Fund.......              0.70%
Aston/ABN AMRO Growth.............................              0.70%
Aston/Montag & Caldwell Growth....................    0.80% for the first $800
                                                               million
                                                       0.60% over $800 million
Aston/TAMRO Large Cap Value.......................              0.80%
Aston Value.......................................              0.80%
Aston/Veredus Select Growth.......................              0.80%
Aston/Optimum Mid Cap.............................    0.80% for the first $100
                                                               million
                                                     0.75% for next $300 million
                                                      0.70% over $400 million*
Aston/ABN AMRO Mid Cap Growth Fund................              0.80%
Aston/River Road Small Cap Value Fund.............              0.90%
Aston/TAMRO Small Cap.............................              0.90%
Aston/Veredus Aggressive Growth...................              1.00%
Aston/ABN AMRO Real Estate........................              1.00%
Aston/Veredus SciTech.............................              1.00%
Aston Balanced....................................              0.70%
Aston/Montag & Caldwell Balanced..................              0.75%
Aston/TCH Fixed Income............................              0.55%
Aston/TCH Investment Grade Bond...................              0.50%
Aston/ABN AMRO High Yield Bond....................              0.45%
Aston/McDonnell Municipal Bond....................              0.60%

----------
* Prior to December 22, 2003, the Fund paid the investment adviser an annual fee of 0.80% of its average daily net assets.

     For the services provided and the expenses assumed pursuant to the investment advisory agreement between the money market funds and AAAM, AAAM receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the following annual rate:

                                                          GROSS ADVISORY FEE
                                                       (AS A % OF AVERAGE DAILY
FUND                                                         NET ASSETS)
----                                                 ---------------------------
Aston/ABN AMRO Investor Money Market..............              0.40%
ABN AMRO Government Money Market..................              0.20%
ABN AMRO Money Market.............................              0.35%
ABN AMRO Tax-Exempt Money Market..................              0.35%
ABN AMRO Treasury Money Market....................              0.35%
ABN AMRO Institutional Prime Money Market.........              0.10%

     Aston has entered into an Expense Limitation Agreement with the Trust, through February 28, 2008, for the following Funds:

FUND                                             CLASS I   CLASS S   CLASS N
----                                             -------   -------   -------
Aston Value Fund .............................    0.69%       --      0.94%
Aston/ABN AMRO Real Estate Fund ..............    1.12%       --      1.37%
Aston/ABN AMRO High Yield Bond Fund ..........    0.55%       --      0.80%
Aston/ABN AMRO Mid Cap Growth Fund ...........      --        --      1.40%
Aston/Optimum Mid Cap Fund ...................    1.15%       --      1.40%
Aston/TCH Investment Grade Bond Fund .........    0.64%       --      0.89%
Aston/TCH Fixed Income Fund ..................    0.49%       --      0.74%
Aston/River Road Dynamic Equity Income Fund ..      --        --      1.30%
Aston/River Road Small Cap Value Fund ........      --        --      1.50%
Aston/TAMRO Large Cap Value Fund .............      --        --      1.20%
Aston/TAMRO Small Cap Fund ...................      --        --      1.30%
Aston/Veredus Aggressive Growth Fund .........    1.24%       --      1.49%
Aston/Veredus SciTech Fund ...................      --        --      1.60%
Aston/Veredus Select Growth Fund .............    1.05%       --      1.30%

     ABN AMRO Asset Management, Inc. has entered into an Expense Limitation Agreement with the Trust, through February 28, 2008 for the following Funds:

FUND                                             CLASS I   CLASS S
----                                             -------   -------
ABN AMRO Government Money Market Fund.........    0.31%     0.63%
ABN AMRO Money Market Fund....................    0.37%     0.73%
ABN AMRO Tax-Exempt Money Market Fund.........    0.33%     0.58%
ABN AMRO Treasury Money Market Fund...........    0.36%     0.61%

Aston may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

     Prior to December 1, 2006, AAAM served as investment adviser to Aston/ABN AMRO Growth Fund, Aston Value Fund, Aston/Optimum Mid Cap Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/ABN AMRO Real Estate Fund, Aston Balanced Fund, Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund, Aston/ABN AMRO High Yield Bond Fund and Aston/McDonnell Municipal Bond Fund; Montag & Caldwell, Inc. ("Montag & Caldwell") served as investment adviser for Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund; TAMRO Capital Partners LLC ("TAMRO") served as investment adviser for Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap Fund; Veredus Asset Management LLC ("Veredus") served as investment adviser for Aston/Veredus Select Growth Fund, Aston/Veredus Aggressive Growth Fund and Aston/Veredus SciTech Fund; and River Road Asset Management, LLC ("River Road") served as investment adviser for Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund. AAAM or one of its affiliates has been the investment adviser for Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Money Market Fund since their inception. The investment advisory fees earned and waived by the investment adviser for each Fund for the fiscal years ended October 31, 2005, October 31, 2004 and October 31, 2003, as well as any fees waived or expenses reimbursed, are set forth below.

     Fiscal year ended October 31, 2005

                                                    GROSS
                                                   ADVISORY               NET ADVISORY
                                                 FEES EARNED    WAIVED     FEES AFTER    REIMBURSED
FUND                                             BY ADVISERS     FEES      FEE WAIVERS    EXPENSES
----                                             -----------   --------   ------------   ----------
Aston/River Road Dynamic Equity Income
   Fund* .....................................   $    11,806   $ 11,806    $         0     $12,048
Aston/ABN AMRO Growth Fund ...................     9,706,417         --      9,706,417          --
Aston/Montag & Caldwell Growth Fund ..........    19,497,356         --     19,497,356          --
Aston/TAMRO Large Cap Value Fund .............       172,330     72,721         99,609          --
Aston Value Fund*** ..........................     2,125,715    577,416      1,548,299          --
Aston/Veredus Select Growth Fund .............        42,981     42,981              0      25,401
Aston/Optimum Mid Cap Fund ...................     4,232,895         --      4,232,895          --
Aston/ABN AMRO Mid Cap Growth Fund** .........           N/A        N/A            N/A          --
Aston/River Road Small Cap Value Fund* .......        16,425     16,425              0       8,444
Aston/TAMRO Small Cap Fund ...................     1,422,145    169,901      1,252,244          --
Aston/Veredus Aggressive Growth Fund .........     7,028,390         --      7,028,390          --
Aston/ABN AMRO Real Estate Fund*** ...........       816,890     67,989        748,901          --
Aston/Veredus SciTech Fund ...................        54,777     54,777              0      15,927
Aston Balanced Fund ..........................     1,469,749         --      1,469,749          --
Aston/Montag & Caldwell Balanced Fund ........       921,213         --        921,213          --
Aston/TCH Fixed Income Fund ..................     1,476,450    552,192        924,258          --
Aston/TCH Investment Grade Bond Fund .........       195,828     81,656        114,172          --
Aston/ABN AMRO High Yield Bond Fund ..........        96,663     96,663              0      12,602
Aston/McDonnell Municipal Bond Fund ..........       396,859    346,836         50,023          --
Aston/ABN AMRO Investor Money Market Fund ....       632,596         --        632,596          --
ABN AMRO Government Money Market Fund ........       909,029         --        909,029          --
ABN AMRO Money Market Fund ...................       536,767    217,464        319,303          --
ABN AMRO Tax-Exempt Money Market Fund ........     1,009,500    372,649        636,851          --
ABN AMRO Treasury Money Market Fund ..........       921,284    306,479        614,805          --
ABN AMRO Institutional Prime Money Market
   Fund ......................................     2,395,694         --      2,985,694          --

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

**   Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December 29,
     2005.

*** Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to Aston Value Fund and Aston/ABN AMRO Real Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January 1, 2006 until November 30, 2006, AAAM assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related subadvisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

     Fiscal year ended October 31, 2004

                                                    GROSS
                                                   ADVISORY               NET ADVISORY
                                                 FEES EARNED    WAIVED     FEES AFTER    REIMBURSED
FUND                                             BY ADVISERS     FEES      FEE WAIVERS    EXPENSES
----                                             -----------   --------   ------------   ----------
Aston/ABN AMRO Growth Fund ...................   $ 8,885,922   $     --   $ 8,885,922      $    --
Aston/Montag & Caldwell Growth Fund ..........    21,478,648         --    21,478,648           --
Aston/TAMRO Large Cap Value Fund .............        95,712     66,945        28,767           --
Aston Value Fund* ............................     1,722,654    482,434     1,240,220           --
Aston/Veredus Select Growth Fund .............        19,348     19,348             0       41,494
Aston/Optimum Mid Cap Fund ...................     2,305,568         --     2,305,568           --
Aston/TAMRO Small Cap Fund ...................       756,971    104,447       652,524           --
Aston/Veredus Aggressive Growth Fund .........     5,992,601         --     5,992,601           --
Aston/ABN AMRO Real Estate Fund* .............       580,737     53,271       527,466           --
Aston/Veredus SciTech Fund ...................        73,396     57,081        16,315           --
Aston Balanced Fund ..........................     1,948,202         --     1,948,202           --
Aston/Montag & Caldwell Balanced Fund ........     1,738,350         --     1,738,350           --
Aston/TCH Fixed Income Fund ..................     2,431,495    798,053     1,633,442           --
Aston/TCH Investment Grade Bond Fund .........       259,469    109,545       149,924           --
Aston/ABN AMRO High Yield Bond Fund ..........        94,962     94,962             0        3,156
Aston/McDonnell Municipal Bond Fund ..........       327,473    252,102        75,371           --
Aston/ABN AMRO Investor Money Market Fund ....       929,848         --       929,848           --
ABN AMRO Government Money Market Fund ........     1,000,476         --     1,000,476           --
ABN AMRO Money Market Fund ...................       493,057    178,441       314,616           --
ABN AMRO Tax-Exempt Money Market Fund ........     1,094,688    406,598       688,090           --
ABN AMRO Treasury Money Market Fund ..........     1,301,897    374,066       927,831           --
ABN AMRO Institutional Prime Money Market
   Fund ......................................     2,219,959         --     2,219,959           --

----------
* Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to Aston Value Fund and Aston/ABN AMRO Real Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January 1, 2006 until November 30, 2006, AAAM assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related subadvisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

     Fiscal year ended October 31, 2003

                                                    GROSS
                                                   ADVISORY               NET ADVISORY
                                                 FEES EARNED    WAIVED     FEES AFTER    REIMBURSED
FUND                                             BY ADVISERS     FEES      FEE WAIVERS    EXPENSES
----                                             -----------   --------   ------------   ----------
Aston/ABN AMRO Growth Fund ...................   $ 6,540,117   $     --    $ 6,540,117         --
Aston/Montag & Caldwell Growth Fund ..........    16,971,751         --     16,971,751         --
Aston/TAMRO Large Cap Value Fund .............        71,531     64,517          7,014         --
Aston Value Fund** ...........................     1,305,112    403,658        901,454         --
Aston/Veredus Select Growth Fund .............        14,342     14,342              0     39,604
Aston/Optimum Mid Cap Fund ...................       940,561     20,246        920,315         --
Aston/TAMRO Small Cap Fund ...................       425,527     68,383        357,144         --
Aston/Veredus Aggressive Growth Fund .........     3,884,188    159,922      3,724,266         --
Aston/ABN AMRO Real Estate Fund** ............       320,725     60,858        259,867         --
Aston/Veredus SciTech Fund ...................        20,615     20,615              0     42,830
Aston Balanced Fund ..........................     2,085,475         --      2,085,475         --
Aston/Montag & Caldwell Balanced Fund ........     1,698,076         --      1,698,076         --
Aston/TCH Fixed Income Fund ..................     3,043,268    987,369      2,055,899         --
Aston/TCH Investment Grade Bond Fund .........       368,203    153,449        214,754         --
Aston/ABN AMRO High Yield Bond Fund* .........        30,715     30,688             27         --
Aston/McDonnell Municipal Bond Fund ..........       297,020    200,339         96,681         --
Aston/ABN AMRO Investor Money Market Fund ....     1,356,421         --      1,356,421         --
ABN AMRO Government Money Market Fund ........       937,249         --        937,249         --
ABN AMRO Money Market Fund ...................       508,127    189,953        318,174         --
ABN AMRO Tax-Exempt Money Market Fund ........     1,276,664    462,227        814,437         --
ABN AMRO Treasury Money Market Fund ..........     1,428,109    403,949      1,024,160         --
ABN AMRO Institutional Prime Money Market
   Fund ......................................     2,552,934         --      2,552,934         --

----------
*    Aston/ABN AMRO High Yield Bond Fund commenced operations on June 30, 2003.

** Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to Aston Value Fund and Aston/ABN AMRO Real Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January 1, 2006 until November 30, 2006, AAAM assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related subadvisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

     Under the Investment Advisory Agreement and the investment advisory agreements between AAAM and the Trust on behalf of each of Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund (the "Investment Advisory Agreements"), the investment adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Investment Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the applicable investment adviser. Aston or AAAM also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The Investment Advisory Agreements terminate automatically in the event of their assignment.

     Under the Investment Advisory Agreements, each investment adviser shall:
(i) manage the investment and reinvestment of the assets of the Funds, (ii) continuously review, supervise and administer the investment program of the Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Adviser's discharge of the foregoing responsibilities. Each investment adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective Prospectuses and SAI.

     The Investment Advisory Agreements continue in effect for each Fund from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees.

     Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, and ABN AMRO Institutional Prime Money Market Fund. On January 1, 2006, AAAM LLC merged into AAAM. As of the date of the merger, AAAM assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related sub-advisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

     The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more Subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any Subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would also have the authority to retain and terminate Subadvisers, engage new Subadvisers and make material revisions to the terms of the Subadvisory Agreements subject to approval of the Board of Trustees, but not shareholder approval.

     As described above, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the Subadviser(s) of each Fund. Fees paid to a Subadviser of a Fund with multiple Subadvisers will depend upon the fee rate negotiated with Aston and upon the percentage of the Fund's assets allocated to that Subadviser by Aston. Because Aston will pay each Subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

     A discussion regarding the Board's basis for approving the Funds' Investment Advisory Agreements will be available in the Funds' shareholder report dated October 31, 2006.

THE SUBADVISERS

     On November 30, 2006, Aston entered into Subadvisory Agreements with AAAM (on behalf of Aston/ABN AMRO Growth Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/ABN AMRO Real Estate Fund, Aston/ABN AMRO High Yield Bond Fund and the equity portion of Aston Balanced Fund); Montag & Caldwell (on behalf of Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund); TAMRO (on behalf of Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap
Fund); Veredus (on behalf of Aston/Veredus Aggressive Growth Fund, Aston/Veredus SciTech Fund and Aston/Veredus Select Growth Fund); River Road (on behalf of Aston/River Road Dynamic Equity

Income Fund and Aston/River Road Small Cap Value Fund); MFS Institutional Advisors, Inc. ("MFS") (on behalf of Aston Value Fund); Optimum Investment Advisors, LLC ("Optimum") (on behalf of Aston/Optimum Mid Cap Fund); Taplin, Canida & Habacht, Inc. ("Taplin") (on behalf of Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund and the fixed income portion of Aston Balanced Fund); and McDonnell Investment Management, LLC ("McDonnell") (on behalf of Aston/McDonnell Municipal Bond Fund).

     Under each Subadvisory Agreement, each Subadviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general oversight of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be prohibited by law or regulation, a Subadviser may, in its discretion and from time to time, waive a portion of its fee.

     Each Subadvisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. Each of the Subadvisory Agreements continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

     For the services provided pursuant to the Subadvisory Agreements, the Investment Adviser pays the Subadvisers a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

FUND                                                                  SUBADVISORY FEE
----                                                                  ---------------
Aston/River Road Dynamic Equity Income Fund...   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/ABN AMRO Growth Fund....................   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/Montag & Caldwell Growth Fund...........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/TAMRO Large Cap Value Fund..............   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston Value Fund..............................                  0.40% of 1st $250 million
                                                                0.35% of next $250 million
                                                                 0.325% over $500 million

Aston/Veredus Select Growth Fund..............   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/Optimum Mid Cap Fund....................                  0.30% of 1st $100 million
                                                                0.25% of next $300 million
                                                                 0.20% over $400 million

Aston/ABN AMRO Mid Cap Growth Fund............   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/River Road Small Cap Value Fund.........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/TAMRO Small Cap Fund....................   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/Veredus Aggressive Growth Fund..........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/ABN AMRO Real Estate Fund...............   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/Veredus SciTech Fund....................   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston Balanced Fund...........................   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

FUND                                                                  SUBADVISORY FEE
----                                                                  ---------------
Aston/Montag & Caldwell Balanced Fund.........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/TCH Fixed Income Fund...................   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/TCH Investment Grade Bond Fund..........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/ABN AMRO High Yield Bond Fund...........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

Aston/McDonnell Municipal Bond Fund...........   50% of: Advisory Fee Less Expense Waivers/Reimbursements
                                                        and Payments to Third-Party Intermediaries

     ABN AMRO ASSET MANAGEMENT, INC.

     As of November 30, 2006, AAAM serves as the Subadviser to Aston/ABN AMRO Growth Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/ABN AMRO Real Estate Fund, Aston/ABN AMRO High Yield Bond Fund and the equity portion of Aston Balanced Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark, Chicago, Illinois 60601.

     The table below shows other accounts for which the portfolio managers of each Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                     NUMBER OF         ASSETS
                                                                 ACCOUNTS MANAGED   MANAGED WITH
                                      NUMBER OF   TOTAL ASSETS     WITH ADVISORY    ADVISORY FEE
                                       ACCOUNTS    MANAGED (IN     FEE BASED ON       BASED ON
                                       MANAGED      MILLIONS)       PERFORMANCE      PERFORMANCE
                                      ---------   ------------   ----------------   ------------
ASTON/ABN AMRO GROWTH FUND

RICHARD S. DRAKE, CFA
Registered Investment Companies....        1          $  1               0               N/A
Other Pooled Investment Vehicles...        0           N/A               0               N/A
Other Accounts.....................       15          $312               0               N/A

STEVEN G. SHERMAN, CFA
Registered Investment Companies....        0           N/A               0               N/A
Other Pooled Investment Vehicles...        0           N/A               0               N/A
Other Accounts.....................        0           N/A               0               N/A

     Compensation. Compensation for each portfolio manager above includes an annual fixed base salary plus incentive compensation based on the three year pre-tax performance of a composite of all the registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager under the "large cap growth strategy" (the "Large Cap Growth Composite") as compared to the S&P 500. Incentive compensation may also include long-term profit incentive. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

                                                                     NUMBER OF         ASSETS
                                                                 ACCOUNTS MANAGED   MANAGED WITH
                                      NUMBER OF   TOTAL ASSETS     WITH ADVISORY    ADVISORY FEE
                                       ACCOUNTS    MANAGED (IN     FEE BASED ON       BASED ON
                                       MANAGED      MILLIONS)       PERFORMANCE      PERFORMANCE
                                      ---------   ------------   ----------------   ------------
ASTON/ABN AMRO MID CAP GROWTH FUND

RICHARD S. DRAKE, CFA
Registered Investment Companies....        1          $909               0               N/A
Other Pooled Investment Vehicles...        0           N/A               0               N/A
Other Accounts.....................       15          $312               0               N/A

     Compensation. Compensation for the portfolio manager above includes an annual fixed base salary plus incentive compensation based on the three year pre-tax performance of the Large Cap Growth Composite as compared to the S&P
500. Incentive compensation may also include long-term profit incentive. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

                                                                     NUMBER OF         ASSETS
                                                                 ACCOUNTS MANAGED   MANAGED WITH
                                      NUMBER OF   TOTAL ASSETS     WITH ADVISORY    ADVISORY FEE
                                       ACCOUNTS    MANAGED (IN     FEE BASED ON       BASED ON
                                       MANAGED      MILLIONS)       PERFORMANCE      PERFORMANCE
                                      ---------   ------------   ----------------   ------------
ASTON/ABN AMRO REAL ESTATE FUND

NANCY J. HOLLAND, CFA
Registered Investment Companies....        0            N/A              0               N/A
Other Pooled Investment Vehicles...        9         $3,016              0               N/A
Other Accounts.....................       15         $2,306              0               N/A

JOSEPH PAVNICA
Registered Investment Companies....        0            N/A              0               N/A
Other Pooled Investment Vehicles...       17         $2,080              0               N/A
Other Accounts.....................        1         $   14              0               N/A

     Compensation. The portfolio managers receive a base salary and a performance-based bonus. Base salaries are reviewed annually against peer data from McLagan Partners to assure competitiveness. Bonus pools are also based on McLagan data and are awarded based on performance objectives relevant to the portfolio manager's position. Bonus compensation is primarily based on the performance of the portfolio manager's portfolios relative to peer performance and the relevant benchmark. The peer group and benchmark for the Fund is the one-, three- and five-year performance of the Lipper Real Estate Funds category and MSCI US REIT Index, respectively. Other bonus criteria include participation in the global property group, budget management, marketing activities and overall firm profitability. Compensation is not based on the value of assets held in the Fund's portfolio.

                                                                     NUMBER OF         ASSETS
                                                                 ACCOUNTS MANAGED   MANAGED WITH
                                      NUMBER OF   TOTAL ASSETS     WITH ADVISORY    ADVISORY FEE
                                       ACCOUNTS    MANAGED (IN     FEE BASED ON       BASED ON
                                       MANAGED      MILLIONS)       PERFORMANCE      PERFORMANCE
                                      ---------   ------------   ----------------   ------------
ASTON/ABN AMRO HIGH YIELD BOND FUND

TODD YOUNGBERG
Registered Investment Companies....       0            N/A               0               N/A
Other Pooled Investment Vehicles...       0            N/A               0               N/A
Other Accounts.....................       6           $875               0               N/A

CHARLES ULLERICH
Registered Investment Companies....       0            N/A               0               N/A
Other Pooled Investment Vehicles...       0            N/A               0               N/A
Other Accounts.....................       6           $875               0               N/A

     Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary plus incentive compensation (which is both cash and deferred) based on the pre-tax performance of the Fund over one, three and five years versus a group of funds with similar investment objectives derived each year from the Callhan Database. Incentive compensation is not based on value of assets held in the Fund's portfolio.

                                                                     NUMBER OF         ASSETS
                                                                 ACCOUNTS MANAGED   MANAGED WITH
                                      NUMBER OF   TOTAL ASSETS     WITH ADVISORY    ADVISORY FEE
                                       ACCOUNTS    MANAGED (IN     FEE BASED ON       BASED ON
                                       MANAGED      MILLIONS)       PERFORMANCE      PERFORMANCE
                                      ---------   ------------   ----------------   ------------
ASTON BALANCED FUND

RICHARD S. DRAKE, CFA
Registered Investment Companies....        1          $909               0               N/A
Other Pooled Investment Vehicles...        0           N/A               0               N/A
Other Accounts.....................       15          $312               0               N/A

     Compensation. Compensation for the portfolio manager includes an annual fixed base salary plus incentive compensation based on the three year pre-tax performance of the Large Cap Growth Composite as compared to the S&P 500. Incentive compensation may also include long-term profit incentive. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

     Material Conflicts of Interest. The portfolio managers for each Fund above manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. AAAM Inc. has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     MONTAG & CALDWELL, INC.

     Montag & Caldwell is the Subadviser for Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326.

     The table below shows other accounts for which the portfolio manager of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                                        ASSETS
                                                                     NUMBER OF       MANAGED WITH
                                                                 ACCOUNTS MANAGED    ADVISORY FEE
                                      NUMBER OF   TOTAL ASSETS     WITH ADVISORY       BASED ON
                                       ACCOUNTS    MANAGED (IN     FEE BASED ON      PERFORMANCE
                                       MANAGED      MILLIONS)       PERFORMANCE     (IN MILLIONS)
                                      ---------   ------------   ----------------   -------------
ASTON/MONTAG & CALDWELL GROWTH FUND

RONALD E. CANAKARIS, CFA
Registered Investment Companies....       3          $1,453              0               N/A
Other Pooled Investment Vehicles...       0             N/A              0               N/A
Other Accounts.....................       8          $2,364              0               N/A

ASTON/MONTAG & CALDWELL BALANCED
FUND

RONALD E. CANAKARIS, CFA
Registered Investment Companies....       3          $3,525              0               N/A
Other Pooled Investment Vehicles...       0             N/A              0               N/A
Other Accounts.....................       8          $2,364              0               N/A

     Compensation. Compensation for the portfolio manager includes an annual fixed base salary plus incentive compensation (which may be significantly larger than the base salary). Compensation is determined by the Executive Committee, which is comprised of Montag & Caldwell's Chairman, President and Executive Vice President, and is based on the success of the firm in achieving clients' investment objectives and providing excellent client service. The portfolio manager may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio manager's compensation include a pension plan and 401(k) savings & profit sharing plan. Incentive compensation is not based on performance or the value of assets held in either Fund's portfolio.

     Compensation is not directly related to the size, growth or fees received from the management of any particular portfolios.

     Material Conflicts of Interest. The portfolio manager for the Funds manages multiple accounts, including each respective Fund, following the large cap growth strategy. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund to the extent of client restrictions on accounts, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Montag & Caldwell has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     TAMRO CAPITAL PARTNERS LLC

     TAMRO is the Subadviser for Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, Virginia 22314.

     The table below shows other accounts for which the portfolio manager of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                                           ASSETS
                                                                        NUMBER OF       MANAGED WITH
                                                                    ACCOUNTS MANAGED    ADVISORY FEE
                                         NUMBER OF   TOTAL ASSETS     WITH ADVISORY       BASED ON
                                          ACCOUNTS    MANAGED (IN     FEE BASED ON       PERFORMANCE
                                          MANAGED      MILLIONS)       PERFORMANCE      (IN MILLIONS)
                                         ---------   ------------   ----------------   --------------
ASTON/TAMRO SMALL CAP VALUE FUND

PHILIP D. TASHO, CFA
Registered Investment Companies.......        3          $168               0                N/A
Other Pooled Investment Vehicles......        0           N/A               0                N/A
Other Accounts........................      112          $130               0                N/A

ASTON/TAMRO LARGE CAP VALUE FUND

PHILIP D. TASHO, CFA
Registered Investment Companies.......        3          $404               0                N/A
Other Pooled Investment Vehicles......        0           N/A               0                N/A
Other Accounts........................      112          $130               0                N/A

     Compensation. Compensation for the portfolio manager includes an annual base salary plus a discretionary incentive compensation based on a combination of job performance and TAMRO's overall company performance. Neither the portfolio manager's job performance nor TAMRO's overall company performance is related to the performance of the Funds.

     Material Conflicts of Interest. The portfolio manager for the Funds manages multiple accounts, including each respective Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. TAMRO has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     VEREDUS ASSET MANAGEMENT LLC

     Veredus is the Subadviser for Aston/Veredus Aggressive Growth Fund, Aston/Veredus SciTech Fund and Aston/Veredus Select Growth Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, Kentucky 40205.

     The table below shows other accounts for which the portfolio managers of each Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                                         ASSETS
                                                                      NUMBER OF       MANAGED WITH
                                                                  ACCOUNTS MANAGED    ADVISORY FEE
                                       NUMBER OF   TOTAL ASSETS     WITH ADVISORY       BASED ON
                                        ACCOUNTS    MANAGED (IN     FEE BASED ON       PERFORMANCE
                                        MANAGED      MILLIONS)       PERFORMANCE      (IN MILLIONS)
                                       ---------   ------------   ----------------   --------------
ASTON/VEREDUS AGGRESSIVE GROWTH FUND

B. ANTHONY WEBER
Registered Investment Companies.....        4         $  625              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

CHARLES P. MCCURDY, JR. CFA
Registered Investment Companies.....        4         $  625              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

ASTON/VEREDUS SCITECH FUND

CHARLES P. MCCURDY, JR. CFA
Registered Investment Companies.....        4         $1,142              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

CHARLES F. MERCER, JR. CFA
Registered Investment Companies.....        4         $1,142              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

ASTON/VEREDUS SELECT GROWTH FUND

B. ANTHONY WEBER
Registered Investment Companies.....        4         $1,110              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

CHARLES P. MCCURDY, JR. CFA
Registered Investment Companies.....        4         $1,110              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

CHARLES F. MERCER, JR. CFA
Registered Investment Companies.....        4         $1,110              0                N/A
Other Pooled Investment Vehicles....        1         $   38              1                $38
Other Accounts......................       29         $  925              1                $ 5

     Compensation. Compensation for the portfolio managers listed above includes an annual fixed base salary. Each portfolio manager is a member of Veredus and shares in the overall profits of the company as set forth by the company's Operating Agreement. The portfolio managers are eligible to participate in a retirement plan and are eligible to receive a contribution from by the company based on a set percentage of income earned during the year. The portfolio managers' compensation is not based on the performance of an individual account but rather on the overall performance and profitability of Veredus. Compensation is not directly based on value of assets held in the Fund's portfolio.

     Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund and a hedge fund from which Veredus receives a performance based fee and in which members of Veredus have an interest. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Veredus has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     RIVER ROAD ASSET MANAGEMENT, LLC

     River Road is the Subadviser to Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund. River Road is partially owned by ABN AMRO Asset Management Holdings, Inc. and is located at Meidinger Tower, Suite 1600, 462 South Fourth Avenue, Louisville, Kentucky 40202.

     The table below shows other accounts for which the portfolio managers of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                        NUMBER OF          ASSETS
                                                                    ACCOUNTS MANAGED    MANAGED WITH
                                         NUMBER OF   TOTAL ASSETS     WITH ADVISORY     ADVISORY FEE
                                          ACCOUNTS    MANAGED (IN     FEE BASED ON        BASED ON
                                          MANAGED      MILLIONS)      PERFORMANCE        PERFORMANCE
                                         ---------   ------------   ----------------   --------------
ASTON/RIVER DYNAMIC EQUITY INCOME FUND

JAMES C. SHIRCLIFF, CFA
Registered Investment Companies.......        2         $  369              0                N/A
Other Pooled Investment Vehicles......        6         $1,075              2               $851
Other Accounts........................       19         $  541              1               $465

HENRY SANDERS, CFA
Registered Investment Companies.......        2         $  369              0                N/A
Other Pooled Investment Vehicles......        6         $1,075              2               $851
Other Accounts........................       19         $  541              1               $465

                                                                        NUMBER OF          ASSETS
                                                                    ACCOUNTS MANAGED    MANAGED WITH
                                         NUMBER OF   TOTAL ASSETS     WITH ADVISORY     ADVISORY FEE
                                          ACCOUNTS    MANAGED (IN     FEE BASED ON        BASED ON
                                          MANAGED      MILLIONS)      PERFORMANCE        PERFORMANCE
                                         ---------   ------------   ----------------   --------------
ASTON/RIVER ROAD SMALL CAP EQUITY FUND

R. ANDREW BECK, CFA
Registered Investment Companies.......        1         $  203              0                N/A
Other Pooled Investment Vehicles......        2         $   23              0                N/A
Other Accounts........................       16         $   68              0                N/A

JAMES C. SHIRCLIFF, CFA
Registered Investment Companies.......        2         $  218              0                N/A
Other Pooled Investment Vehicles......        6         $1,075              2               $851
Other Accounts........................       19         $  541              1               $465

HENRY SANDERS, CFA
Registered Investment Companies.......        2         $  218              0                N/A
Other Pooled Investment Vehicles......        6         $1,075              2               $851
Other Accounts........................       19         $  541              1               $465

     Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based upon both assets under management and investment performance. Investment performance represents 70% of a portfolio manager's total incentive compensation and is based upon the manager's risk-adjusted 3- and 5-year rolling performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite. The relevant index for Small Cap Value is the Russell 2000 Value; for Dynamic Equity Income, both the Russell 3000 and Lipper Equity Income Indices are employed as performance measures. In the absence of at least a three-year performance record, a shorter-period may be used. Additionally, the portfolio managers each own a significant equity interest in River Road and, as such, participate in overall firm profits.

     Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     MFS INSTITUTIONAL ADVISORS, INC.

     MFS is the Subadviser for Aston Value Fund. MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of

Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.

     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                     NUMBER OF        ASSETS
                                                                 ACCOUNTS MANAGED  MANAGED WITH
                                        NUMBER OF  TOTAL ASSETS    WITH ADVISORY   ADVISORY FEE
                                         ACCOUNTS   MANAGED (IN    FEE BASED ON      BASED ON
                                         MANAGED     MILLIONS)      PERFORMANCE     PERFORMANCE
                                        ---------  ------------  ----------------  ------------
ASTON VALUE FUND

STEVEN R. GORHAM, CFA
Registered Investment Companies.......      12        $34,962           0              N/A
Other Pooled Investment Vehicles......       2        $ 1,178           0              N/A
Other Accounts........................      22        $ 8,773           0              N/A

NEVIN P. CHITKARA
Registered Investment Companies.......      12        $34,962           0              N/A
Other Pooled Investment Vehicles......       2        $ 1,178           0              N/A
Other Accounts........................      22        $ 8,773           0              N/A

     Compensation. Compensation for each co-portfolio manager includes a base salary and a performance bonus. The performance bonus, which represents a majority of total cash compensation, is based on a combination of quantitative and qualitative factors. The quantitative portion is based on the pre-tax performance of all the accounts managed by the portfolio manager over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account with particular emphasis given to three-year performance. The performance bonus is also based on, but to a lesser extent, qualitative factors, which include the results of an annual internal peer review process and management's assessment of overall portfolio manager contributions to the investment process. Each portfolio manager is also eligible to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Material Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Subadviser or subsidiary of the Subadviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

     MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

     OPTIMUM INVESTMENT ADVISORS, LLC

     Optimum is the Subadviser for Aston/Optimum Mid Cap Fund. Optimum is an independent registered investment adviser founded in 1990 with offices at 100 South Wacker Drive, Chicago, Illinois 60606.

     On September 30, 2003, AAAM, on behalf of ABN AMRO Mid Cap Fund, terminated the subinvestment advisory agreement with Talon Asset Management, Inc. ("Talon") and, on October 1, 2003, entered into an interim subinvestment advisory agreement with Optimum, subject to shareholder approval. On December 22, 2003, the shareholders of Aston/Optimum Mid Cap Fund approved, and AAAM Inc. entered into, a subinvestment advisory agreement with Optimum. On November 30, 2006, Optimum entered into a Subadvisory Agreement between Aston on behalf of Aston/Optimum Mid Cap Fund.

     The table below shows other accounts for which the portfolio managers of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                     NUMBER OF        ASSETS
                                                                 ACCOUNTS MANAGED  MANAGED WITH
                                        NUMBER OF  TOTAL ASSETS    WITH ADVISORY   ADVISORY FEE
                                         ACCOUNTS   MANAGED (IN    FEE BASED ON      BASED ON
                                         MANAGED     MILLIONS)      PERFORMANCE     PERFORMANCE
                                        ---------  ------------  ----------------  ------------
ASTON/OPTIMUM MID CAP FUND

THYRA ZERHUSEN
Registered Investment Companies.......      1            62             0               N/A
Other Pooled Investment Vehicles......      2           158             0               N/A
Other Accounts........................      5            69             0               N/A

     Compensation. Compensation for the portfolio manager includes an annual fixed base salary plus incentive compensation that is determined by the relative pre-tax performance of the Fund as compared to the Morningstar Mid Cap Category at year-end. Compensation is not based on the value of assets held in the Fund's portfolio. Compensation also includes a percentage of revenue that Optimum derives from the Mid Cap product (including the Mid Cap Fund).

     Material Conflicts of Interest. The Portfolio Manager for the Fund manages other accounts as well as the Fund and makes investment selections and account transactions consistent with each account's objective. Such actions may be taken for one account and not another and may result in varying performance among clients. Optimum has in place policies and procedures designed to prevent conflicts among multiple accounts, although there can be no assurance that conflicts may not occur.

     TAPLIN, CANIDA & HABACHT, INC.

     As of December 1, 2006, Taplin is the Subadviser for Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund and the fixed income portion of Aston Balanced Fund. Taplin is a registered investment adviser founded in 1985 with offices at 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131. Prior to December 1, 2006, the Fund did not employ a subadviser.

     The table below shows other accounts for which the portfolio managers of each Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                     NUMBER OF        ASSETS
                                                                 ACCOUNTS MANAGED  MANAGED WITH
                                        NUMBER OF  TOTAL ASSETS    WITH ADVISORY   ADVISORY FEE
                                         ACCOUNTS   MANAGED (IN    FEE BASED ON      BASED ON
                                         MANAGED     MILLIONS)      PERFORMANCE     PERFORMANCE
                                        ---------  ------------  ----------------  ------------
ASTON/TCH FIXED INCOME FUND

TERE ALVAREZ CANIDA *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

ALAN M. HABACHT *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

WILLIAM J. CANIDA *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

ASTON/TCH FIXED INCOME FUND

TERE ALVAREZ CANIDA *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

ALAN M. HABACHT *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

WILLIAM J. CANIDA *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

ASTON BALANCED FUND

TERE ALVAREZ CANIDA *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

                                                                     NUMBER OF        ASSETS
                                                                 ACCOUNTS MANAGED  MANAGED WITH
                                        NUMBER OF  TOTAL ASSETS    WITH ADVISORY   ADVISORY FEE
                                         ACCOUNTS   MANAGED (IN    FEE BASED ON      BASED ON
                                         MANAGED     MILLIONS)      PERFORMANCE     PERFORMANCE
                                        ---------  ------------  ----------------  ------------
ALAN M. HABACHT *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

WILLIAM J. CANIDA *
Registered Investment Companies.......       0            N/A            0              N/A
Other Pooled Investment Vehicles......       0            N/A            0              N/A
Other Accounts........................      82         $7,400            0              N/A

----------
*    All accounts at TCH are managed on a team basis.

     Compensation. Compensation for the portfolio managers listed above includes an annual base salary with an additional bonus based on the profits of the company. The portfolio managers' compensation is not based on the performance of the individual Funds. Compensation is not directly based on value of assets held in the Funds' portfolios.

     Material Conflicts of Interest. The client understands that Taplin, Canida & Habacht (TCH) will continue to furnish investment management and advisory services to others, and that TCH shall be at all times free, in its discretion, to make recommendations to others which may be the same as, or may be different from those made to the client. The client understands that it is TCH's policy to allocate, within its reasonable discretion, investment opportunities to the Account over a period of time on a fair and equitable basis relative to TCH's other accounts. The client further understands that TCH, its affiliates, and any officer, director, stockholder, employer or any member of their families may or may not have an interest in the securities who purchase and sale TCH may recommend, and that such recommendations with respect to securities of the same kind may be the same as or different from the action which TCH, or any of its affiliates, or any partner, officer, director, stockholder, employee, or any member of their families, or other investors may take with respect hereto; provided, however, that TCH shall refrain from rendering any advice or services concerning securities of companies of which any of TCH's, or affiliates of TCH's partners, officers, directors, or employees has any economic interest, unless TCH fully discloses such conflict to the client and is authorized upon prior written approval by the client notwithstanding such disclosure.

     TCH may aggregate certain trades done on the behalf of the client with trades in the same security on the same day done on behalf of other clients of TCH that utilize the same broker as the client. The purpose of such aggregation will be to obtain for the client, where possible, a better execution price(s) than would be the case if the client's transaction were not aggregated with the trades of other clients.

     MCDONNELL INVESTMENT MANAGEMENT, LLC

     As of December 1, 2006, McDonnell is the Subadviser for Aston/McDonnell Municipal Bond Fund. McDonnell is a 100% employee owned registered investment adviser with offices at 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523. Prior to December 1, 2006, the Fund did not employ a subadviser.

     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of October 31, 2006.

                                                                                       ASSETS
                                                                     NUMBER OF      MANAGED WITH
                                                                 ACCOUNTS MANAGED   ADVISORY FEE
                                        NUMBER OF  TOTAL ASSETS    WITH ADVISORY      BASED ON
                                        ACCOUNTS    MANAGED (IN    FEE BASED ON     PERFORMANCE
                                         MANAGED     MILLIONS)      PERFORMANCE    (IN MILLIONS)
                                        ---------  ------------  ----------------  -------------
ASTON/MCDONNELL MUNICIPAL BOND FUND

DAWN DAGGY-MANGERSON
Registered Investment Companies.......       1         $   68           0               N/A
Other Pooled Investment Vehicles......       0            N/A           0               N/A
Other Accounts........................      15         $  296           0               N/A

STEPHEN WLODARSKI, CFA
Registered Investment Companies.......       2         $  361           0               N/A
Other Pooled Investment Vehicles......       0            N/A           0               N/A
Other Accounts........................      65         $4,607           0               N/A

     Compensation. The sub-adviser is paid a sub-advisory fee from the adviser. Generally, McDonnell professional personnel, including the portfolio managers listed above, are compensated with an annual salary that is fixed. Such portfolio managers also receive a variable year-end bonus that is determined based on the financial performance of the sub-adviser and individual performance of the portfolio manager. Components of compensation for the portfolio managers are as follows:

     -    competitive base salary

     -    performance based bonus pool

     -    financial performance of sub-adviser

     -    portfolio manager performance

     -    client satisfaction / retention

     -    quality benefits program

     -    company equity participation

Portfolio manager compensation is not quantitatively based on the fund's investment performance or on the value of the fund's assets under management. However, the fund's performance, which is currently compared against the Lehman 5-Year municipal index, as well as the performance of other accounts managed by the sub-adviser, are components of bonus compensation.

     Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio manager(s) as of October 31, 2006.

     Material Conflicts of Interest. There are certain inherent and potential conflicts of interest between the sub-adviser's management of the fund and the activities of other accounts. The other accounts include 165 client relationships and $4,607 million of municipal assets under management (collectively, the "other accounts"). The other accounts might have similar investment objectives as the fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. A potential conflict of interest may arise as a result of the portfolio manager(s)' day-to-day management of the fund. For example, sub-adviser does not devote its full time to the management of any one account and will only be required to devote such time and attention to the fund as it, in its sole discretion, deems necessary for the management of the fund. While the portfolio manager(s)' management of other accounts may give rise to the following potential conflicts of interest, McDonnell does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McDonnell believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

     A potential conflict of interest may arise as a result of the portfolio manager(s)' management of the fund and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the fund, which may be exacerbated to the extent that McDonnell or the portfolio manager(s) receive, or expect to receive, greater compensation from their management of the other accounts than the fund. Because of their positions with the fund, the portfolio manager(s) know the size, timing, and possible market impact of fund trades. It is theoretically possible that the portfolio manager(s) could use this information to the advantage of other accounts they manage and to the possible detriment of the fund. However, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     There may also be a conflict of interest in the allocation of investment opportunities between the fund and other accounts, which sub-adviser advises. Although sub-adviser will allocate investment opportunities in a manner, which it believes in good faith to be in the best interests of all the accounts involved, and will in general allocate investment opportunities believed to be appropriate for both the fund and one or more of its other accounts among the fund and such other accounts on an equitable basis, there can be no assurance that a particular investment opportunity, which comes to the attention of the sub-adviser, will be allocated in any particular manner. In particular, some of these other accounts may seek to acquire securities of the same issuer as the fund, or to dispose of investments the fund is seeking to acquire. In addition, other accounts advised by the sub-adviser have different investment objectives or considerations than the fund; thus, decisions as to purchases of and sales for each account are made separately and independently in light of the objectives and purposes of such account. Notwithstanding this theoretical conflict of interest, it is McDonnell's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time, and in a manner consistent with each account's investment objectives and related restrictions.

     The sub-adviser may from time to time hold on behalf of its clients positions of more than 5% of the debt or equity securities of several issuers. If the sub-adviser were to decide or be required for any reason to sell one or more of these positions over a short period of time, the fund might suffer a greater loss due to the concentration of such positions than would be the case, if sub-adviser did not take significant interests in any particular issuer.

     Notwithstanding anything to the contrary above, the sub-adviser will resolve all conflicts of interest by exercising the good faith required of fiduciaries.

                                                                          DOLLAR RANGE OF
FUND                                            PORTFOLIO MANAGER     SECURITIES IN THE FUND
----                                         -----------------------  ----------------------
Aston/ABN AMRO Growth Fund                        Richard Drake          $100,001-$500,000
                                                  Steven Sherman                $0

Aston/Montag & Caldwell Growth Fund              Ronald Canakaris         Over $1,000,000

Aston/TAMRO Large Cap Value Fund                   Philip Tasho          $100,001-$500,000

                                                                          DOLLAR RANGE OF
FUND                                            PORTFOLIO MANAGER     SECURITIES IN THE FUND
----                                         -----------------------  ----------------------
Aston Value Fund                                   Steve Gorham                 $0
                                                Nevin P. Chitkara               $0

Aston/Veredus Select Growth Fund                 B. Anthony Weber        $100,001-$500,000
                                             Charles P. McCurdy, Jr.     $100,001-$500,000
                                              Charles F. Mercer, Jr.     $100,001-$500,000

Aston/Optimum Mid Cap Fund                        Thyra Zerhusen          Over $1,000,000

Aston/ABN AMRO Mid Cap Growth Fund                Richard Drake          $50,001-$100,000

Aston/River Road Small Cap Value Fund           James C. Shircliff       $100,001-$500,000
                                                  Henry Sanders         $500,001-$1,000,000
                                                  R. Andrew Beck                $0

Aston/TAMRO Small Cap Value Fund                   Philip Tasho          $100,001-$500,000

Aston/Veredus Aggressive Growth Fund             B. Anthony Weber        $100,001-$500,000
                                               Charles McCurdy, Jr.      $100,001-$500,000

Aston/River Road Dynamic Equity Income Fund    James. C. Shircliff       $100,001-$500,000
                                                  Henry Sanders          $100,001-$500,000

Aston/ABN AMRO Real Estate Fund                  Nancy J. Holland        $100,001-$500,000
                                                  Joseph Pavnica            $1-$10,000

Aston/Veredus SciTech Fund                   Charles P. McCurdy, Jr.            $0
                                              Charles F. Mercer, Jr.      $10,001-$50,000

Aston Balanced Fund                               Richard Drake                 $0
                                               Tere Alvarez Canida              $0
                                                 Alan M. Habacht                $0
                                                William J. Canida               $0

Aston/Montag & Caldwell Balanced Fund            Ronald Canakaris               $0

Aston/TCH Fixed Income Fund                    Tere Alvarez Canida              $0
                                                 Alan M. Habacht                $0
                                                William J. Canida               $0

Aston/TCH Investment Grade Bond Fund           Tere Alvarez Canida              $0
                                                 Alan M. Habacht                $0
                                                William J. Canida               $0

Aston/ABN AMRO High Yield Bond Fund              Charles Ullerich         $10,001-$50,000
                                                  Todd Youngberg          $10,001-$50,000

Aston/McDonnell Municipal Bond Fund            Dawn Daggy-Mangerson         $1-$10,000
                                                Stephen Wlodarski               $0

     Prior to the date of this SAI, only the Aston Value Fund and the Aston/ABN AMRO Mid Cap Fund employed a Subadviser during the last three fiscal years of the Funds. The Subadvisory fees earned and waived by the Subadvisers for these Funds for the fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005, as well as an fees waived or expenses reimbursed, are set forth below.

     For the fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005, AAAM paid MFS the following subadvisory fees:

                                      2003               2004                2005
                                -----------------  -----------------  ------------------
                                   NET      FEES      NET      FEES       NET      FEES
FUND                            FEES PAID  WAIVED  FEES PAID  WAIVED   FEES PAID  WAIVED
----                            ---------  ------  ---------  ------  ----------  ------
Aston Value Fund..............   $652,556    $--    $861,327    $--   $1,054,028    $--

     For the period October 1, 2003 through October 31, 2003, and the fiscal years ended October 31, 2004 and October 31, 2005, AAAM paid Optimum the following subadvisory fees:

                                      2003*              2004                2005
                                -----------------  -----------------  ------------------
                                   NET      FEES      NET      FEES       NET      FEES
FUND                            FEES PAID  WAIVED  FEES PAID  WAIVED   FEES PAID  WAIVED
----                            ---------  ------  ---------  ------  ----------  ------
Aston/ABN AMRO Mid Cap Fund...   $44,578     $--    $799,862    $--   $1,387,970    $--

----------
*    For the period October 1, 2003 through October 31, 2003.

     Prior to October 1, 2003, Talon provided subinvestment advisory services for Aston/ABN AMRO Mid Cap Fund pursuant to a Subadvisory Agreement. Talon is located at One North Franklin, Chicago, Illinois 60601. For the services it provided from November 1, 2002 through September 30, 2003, Talon received a fee of $519,941 from AAAM.

YEAR ENDED 10/31   FEE RECEIVED
----------------   ------------
      2003*           519,941

----------
*    For the period November 1, 2002 through September 30, 2003.

THE ADMINISTRATOR

     On November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), the Trust and the Board of Trustees assigned the Administration Agreement between the Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the Funds.

     Under the Administration Agreement between Aston and the Funds, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

     Effective April 1, 2005, the fee schedule to the Administration Agreement is as follows:

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.0490%             Up to $7.4 billion
  0.0465%             Over $7.4 billion

     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

     Prior to April 1, 2005, the fee schedule for the Administration Agreement was as follows:

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.06%                Up to $2 billion
  0.05%      At least $2 billion but not more than
                         $12.5 billion
  0.045%              Over $12.5 billion

     The following are the total fees paid to the Administrator by each Fund for the fiscal years ended October 31, 2005, October 31, 2004 and October 31, 2003:

                                                      ADMINISTRATIVE FEES
FUND                                                 FYE OCTOBER 31, 2005*
----                                                 ---------------------
Aston/River Road Dynamic Equity Income Fund**.....        $    6,582
Aston/ABN AMRO Growth Fund........................           718,034
Aston/Montag & Caldwell Growth Fund...............         1,536,145
Aston/TAMRO Large Cap Value Fund..................            21,462
Aston Value Fund..................................           148,370
Aston/Veredus Select Growth Fund..................            12,415
Aston/Optimum Mid Cap Fund........................           302,075
Aston/ABN AMRO Mid Cap Growth Fund***.............               N/A
Aston/River Road Small Cap Value Fund**...........             6,567
Aston/TAMRO Small Cap Fund........................            92,365
Aston/Veredus Aggressive Growth Fund..............           370,586
Aston/ABN AMRO Real Estate Fund...................            52,403
Aston/Veredus SciTech Fund........................            12,477
Aston Balanced Fund...............................           133,459
Aston/Montag & Caldwell Balanced Fund.............            75,868
Aston/TCH Fixed Income Fund.......................           159,369
Aston/TCH Investment Grade Bond Fund..............            40,075
Aston/ABN AMRO High Yield Bond Fund...............            35,585
Aston/McDonnell Municipal Bond Fund...............            49,873
Aston/ABN AMRO Investor Money Market Fund.........            89,871
ABN AMRO Government Money Market Fund.............           240,366
ABN AMRO Money Market Fund........................            87,230
ABN AMRO Tax-Exempt Money Market Fund.............           156,871
ABN AMRO Treasury Money Market Fund...............           142,927
ABN AMRO Institutional Prime Money Market Fund....         1,234,428

----------
*    Prior to November 30, 2006, AAIFS served as the Administrator to the Funds.

** Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

***  Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December
     29,2005.

                                                      ADMINISTRATIVE FEES
FUND                                                 FYE OCTOBER 31, 2004*
----                                                 ---------------------
Aston/ABN AMRO Growth Fund........................         $  661,294
Aston/Montag & Caldwell Growth Fund...............          1,722,656
Aston/TAMRO Large Cap Value Fund..................              8,848
Aston Value Fund..................................            116,694
Aston/Veredus Select Growth Fund..................              2,950
Aston/Optimum Mid Cap Fund........................            157,835
Aston/TAMRO Small Cap Fund........................             46,304
Aston/Veredus Aggressive Growth Fund..............            314,858
Aston/ABN AMRO Real Estate Fund...................             32,147
Aston/Veredus SciTech Fund........................              5,880
Aston Balanced Fund...............................            164,323
Aston/Montag & Caldwell Balanced Fund.............            125,632
Aston/TCH Fixed Income Fund.......................            246,830
Aston/TCH Investment Grade Bond Fund..............             35,055
Aston/ABN AMRO High Yield Bond Fund...............             25,877
Aston/McDonnell Municipal Bond Fund...............             36,238
Aston/ABN AMRO Investor Money Market Fund.........            122,001
ABN AMRO Government Money Market Fund.............            260,902
ABN AMRO Money Market Fund........................             74,520
ABN AMRO Tax-Exempt Money Market Fund.............            164,009
ABN AMRO Treasury Money Market Fund...............            193,891
ABN AMRO Institutional Prime Money Market Fund....          1,154,341

----------
*    Prior to November 30, 2006, AAIFS served as the Administrator to the Funds.

                                                      ADMINISTRATIVE FEES
FUND                                                 FYE OCTOBER 31, 2003*
----                                                 ---------------------
Aston/ABN AMRO Growth Fund........................         $  488,522
Aston/Montag & Caldwell Growth Fund...............          1,335,974
Aston/TAMRO Large Cap Value Fund..................              7,306
Aston Value Fund..................................             90,080
Aston/Veredus Select Growth Fund..................              2,330
Aston/Optimum Mid Cap Fund........................             62,974
Aston/TAMRO Small Cap Fund........................             27,743
Aston/Veredus Aggressive Growth Fund..............            205,534
Aston/ABN AMRO Real Estate Fund...................             18,449
Aston/Veredus SciTech Fund........................              2,982
Aston Balanced Fund...............................            172,417
Aston/Montag & Caldwell Balanced Fund.............            123,026
Aston/TCH Fixed Income Fund.......................            305,728
Aston/TCH Investment Grade Bond Fund..............             36,329
Aston/ABN AMRO High Yield Bond Fund**.............              7,611
Aston/McDonnell Municipal Bond Fund...............             33,455
Aston/ABN AMRO Investor Money Market Fund.........            177,847
ABN AMRO Government Money Market Fund.............            245,017
ABN AMRO Money Market Fund........................             76,659
ABN AMRO Tax-Exempt Money Market Fund.............            191,777
ABN AMRO Treasury Money Market Fund...............            213,308
ABN AMRO Institutional Prime Money Market Fund....          1,331,676

----------
*    Prior to November 30, 2006, AAIFS served as the Administrator to the Funds.

**   Aston/ABN AMRO High Yield Bond Fund commenced operations on June 30, 2003.

THE SUBADMINISTRATOR

     PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement between Aston and PFPC. On November 30, 2006, the Subadministrator and Accounting Services Agreement was assigned from the former administrator to the Funds, AAIFS, to Aston.

     As Subadministrator, PFPC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Subadministrative and Accounting Services Agreement with the Administrator.

     As compensation for services performed under the Subadministration Agreement, the Subadministrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUBADMINISTRATION FEES

     The Subadministrator receives 0.022% of the Fund complex average daily net assets. The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

     Prior to August 1, 2006, the fee schedule to the Subadministration Agreement was as follows:

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.0255%            Up to $7.4 billion
  0.0230%            Over $7.4 billion

     The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

     Prior to April 1, 2005, the fee schedule to the Subadministration Agreement was as follows:

PERCENTAGE    AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   -------------------------------------
  0.045%                Up to $2 billion
  0.040%     At least $2 billion but not more than
                          $3 billion
  0.030%     At least $3 billion but not more than
                          $8 billion
  0.025%     At least $8 billion but not more than
                          $12 billion
  0.020%                Over $12 billion

THE DISTRIBUTOR

     PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distributor agreement dated September 27, 2001, as amended (the "Distribution Agreement"), under which the Distributor sells shares of each Fund on a continuous basis.

     After the initial one-year term the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940
Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

     The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N, Class R and Class S shares of each Fund, as applicable, with the exception of Aston/ABN AMRO Investor Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N and S shares and 0.50% of a Fund's average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

     Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

     To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.

     Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2005, are set forth below.

                                                                12B-1 PLAN EXPENSES
                                                --------------------------------------------------
                                                                        COMPENSATION  COMPENSATION
                                                          DISTRIBUTION    TO BROKER     TO SALES
FUND - CLASS N SHARES                           PRINTING    SERVICES       DEALERS      PERSONNEL
---------------------                           --------  ------------  ------------  ------------
Aston/River Road Dynamic Equity Income Fund*..   $    0      $    28     $      505     $     53
Aston/ABN AMRO Growth Fund....................    18,259      57,290      1,843,124      333,086
Aston/Montag & Caldwell Growth Fund...........    19,651      58,940      1,908,407      371,415
Aston/TAMRO Large Cap Value Fund..............       435       2,259         24,263       13,750
Aston Value Fund..............................     4,901      15,113        497,339       39,838
Aston/Veredus Select Growth Fund..............        71         243          4,649        1,810
Aston/ABN AMRO Mid Cap Growth Fund**..........       N/A         N/A            N/A          N/A
Aston/River Road Small Cap Value Fund*........         0          30            505           58
Aston/Optimum Mid Cap Fund....................     9,649      25,749        868,134      248,939
Aston/TAMRO Small Cap Fund....................         5       6,301        257,755       80,735
Aston/Veredus Aggressive Growth Fund..........    10,711      31,747      1,016,612      239,321
Aston/ABN AMRO Real Estate Fund...............     1,493       4,699        136,822       20,510
Aston/Veredus SciTech Fund....................        92         375          8,652        1,977
Aston Balanced Fund...........................     4,084      13,517        401,944       54,505
Aston/Montag & Caldwell Balanced Fund.........     1,584       5,518        127,281       19,678
Aston/TCH Fixed Income Fund...................     2,911       8,920        277,791       51,430
Aston/TCH Investment Grade Bond Fund..........        50         145          2,744        1,085
Aston/ABN AMRO High Yield Bond Fund...........       212         763          1,464        1,863
Aston/McDonnell Municipal Bond Fund...........

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005

**   Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December 29,
     2005.

                                                               SERVICE
FUND - CLASS N SHARES                             MARKETING   PROVIDERS      TOTAL
---------------------                             ---------   ---------   ----------
Aston/River Road Dynamic Equity Income Fund*...    $    435    $     0    $    1,021
Aston/ABN AMRO Growth Fund.....................     198,398      6,558     2,456,715
Aston/Montag & Caldwell Growth Fund............     188,911      4,252     2,551,576
Aston/TAMRO Large Cap Value Fund...............       9,831        571        51,109
Aston Value Fund...............................      51,627        157       608,975
Aston/Veredus Select Growth Fund...............       6,786          0        13,559
Aston/ABN AMRO Mid Cap Growth Fund**...........         N/A        N/A           N/A
Aston/River Road Small Cap Value Fund*.........         445          0         1,038
Aston/Optimum Mid Cap Fund.....................     126,087      3,468     1,282,026
Aston/TAMRO Small Cap Fund.....................      27,190      1,586       373,572
Aston/Veredus Aggressive Growth Fund...........     111,043      8,164     1,417,598
Aston/ABN AMRO Real Estate Fund................      30,835          0       194,359
Aston/Veredus SciTech Fund.....................       2,615          0        13,711
Aston Balanced Fund............................      53,891     10,003       537,944
Aston/Montag & Caldwell Balanced Fund..........      25,132      3,117       182,310
Aston/TCH Fixed Income Fund....................      39,447      2,124       382,623
Aston/TCH Investment Grade Bond Fund...........       2,100          0         6,124
Aston/ABN AMRO High Yield Bond Fund............       9,948          0        14,250
Aston/McDonnell Municipal Bond Fund............

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

**   Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December
     29,2005.

                                                                   12B-1 PLAN EXPENSES
                                                  -----------------------------------------------------
                                                                            COMPENSATION   COMPENSATION
                                                             DISTRIBUTION     TO BROKER      TO SALES
FUND - CLASS R SHARES                             PRINTING     SERVICES        DEALERS       PERSONNEL
---------------------                             --------   ------------   ------------   ------------
Aston/ABN AMRO Growth Fund.....................     $146          $43          $2,204          $671
Aston/Montag & Caldwell Growth Fund............      159           36           1,349           435

                                                               SERVICE
FUND - CLASS R SHARES                             MARKETING   PROVIDERS      TOTAL
---------------------                             ---------   ---------   ----------
Aston/ABN AMRO Growth Fund.....................     $1,187        $0        $4,251
Aston/Montag & Caldwell Growth Fund............      1,057         0         3,036

                                                                   12B-1 PLAN EXPENSES
                                                  -----------------------------------------------------
                                                                            COMPENSATION   COMPENSATION
                                                             DISTRIBUTION     TO BROKER      TO SALES
FUND - CLASS R SHARES                             PRINTING     SERVICES        DEALERS       PERSONNEL
---------------------                             --------   ------------   ------------   ------------
ABN AMRO Government Money Market Fund..........    $  690       $  943        $ 81,661         $ 98
ABN AMRO Money Market Fund.....................     3,036        4,083         359,676           48
ABN AMRO Tax-Exempt Money Market Fund..........       835          941          54,814            0
ABN AMRO Treasury Money Market Fund............       124          215          14,715          104

                                                               SERVICE
FUND - CLASS R SHARES                             MARKETING   PROVIDERS     TOTAL
---------------------                             ---------   ---------   ---------
ABN AMRO Government Money Market Fund..........     $2,424        $0       $ 85,816
ABN AMRO Money Market Fund.....................      4,018         0        370,861
ABN AMRO Tax-Exempt Money Market Fund..........      2,777         0         59,367
ABN AMRO Treasury Money Market Fund............      2,105         0         17,263

SHAREHOLDER SERVICING PLAN

     The Trust has adopted a shareholder servicing plan for the Class S and Class YS Shares of each Fund, as applicable (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

     The Funds paid shareholder servicing fees in the following amounts for the fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005.

                      Fiscal Year Ending October 31, 2005

FUND                                                                    NET FEES
----                                                                    --------
ABN AMRO Government Money Market Fund ...............................   $ 24,010
ABN AMRO Money Market Fund ..........................................    163,197
ABN AMRO Tax-Exempt Money Market Fund ...............................         --
ABN AMRO Treasury Money Market Fund .................................         --
ABN AMRO Institutional Prime Money Market Fund ......................    109,064

                      Fiscal Year Ending October 31, 2004

FUND                                                                    NET FEES
----                                                                    --------
ABN AMRO Government Money Market Fund ...............................   $ 32,362
ABN AMRO Money Market Fund ..........................................    152,600
ABN AMRO Tax-Exempt Money Market Fund ...............................         --
ABN AMRO Treasury Money Market Fund .................................         --
ABN AMRO Institutional Prime Money Market Fund ......................    126,356

                      Fiscal Year Ending October 31, 2003

FUND                                                                    NET FEES
----                                                                    --------
ABN AMRO Government Money Market Fund ...............................   $ 29,110
ABN AMRO Money Market Fund ..........................................    123,662
ABN AMRO Tax-Exempt Money Market Fund ...............................         --
ABN AMRO Treasury Money Market Fund .................................         --
ABN AMRO Institutional Prime Money Market Fund ......................    198,487

     It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes.

Intermediaries also may charge separate fees to their customers. The Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A Fund may also pay $20 fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.

REDEMPTION FEES

     The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

     In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

     In addition to the circumstances noted in the preceding paragraph, the Funds' administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund and in accordance with the Funds' policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund. Prior to May 5, 2003, Deutsche Bank Trust Company Americas, 130 Liberty Street, New York, New York 10006 served as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: Aston/Montag & Caldwell Growth Fund, Aston/ABN AMRO Growth Fund, Aston/TAMRO Large Cap Value Fund, Aston/Optimum Mid Cap Fund, Aston/Veredus Aggressive Growth Fund, Aston/Veredus Select Growth Fund, Aston/TAMRO Small Cap Fund, Aston/Veredus SciTech Fund, Aston/Montag & Caldwell Balanced Fund, Aston Balanced Fund, Aston/TCH Fixed Income Fund, Aston/McDonnell Municipal Bond Fund and Aston/ABN AMRO Investor Money Market Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60606, serves as counsel to the Trust.

     Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.

     Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois, 60606, is the Trust's independent registered public accounting firm.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Subadvisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considering as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Subadvisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Subadvisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

     Amounts spent on behalf of each Fund for brokerage commissions during the fiscal years ended October 31, 2005, October 31, 2004 and October 31, 2003 are set forth below. For the fiscal year ended October 31, 2005, the Funds listed below paid the following brokerage fees:

                                                           BROKERAGE COMMISSIONS
FUND                                                        FYE OCTOBER 31, 2005
----                                                       ---------------------
Aston/River Road Dynamic Equity Income Fund*............         $   11,762
Aston/ABN AMRO Growth Fund..............................          1,250,008
Aston/Montag & Caldwell Growth Fund.....................          2,999,698
Aston/TAMRO Large Cap Value Fund........................             21,068
Aston Value Fund........................................            123,874
Aston/Veredus Select Growth Fund........................             30,480
Aston/Optimum Mid Cap Fund..............................            798,353
Aston/ABN AMRO Mid Cap Growth Fund**....................                N/A
Aston/River Road Small Cap Value Fund*..................             22,399
Aston/TAMRO Small Cap Fund..............................            416,755
Aston/Veredus Aggressive Growth Fund....................          3,453,143
Aston/ABN AMRO Real Estate Fund.........................            100,377
Aston/Veredus SciTech Fund..............................             48,133
Aston Balanced Fund.....................................            124,543
Aston/Montag & Caldwell Balanced Fund...................            111,926
Aston/TCH Fixed Income Fund.............................                N/A
Aston/TCH Investment Grade Bond Fund....................                N/A
Aston/ABN AMRO High Yield Bond Fund.....................                N/A
Aston/McDonnell Municipal Bond Fund.....................                N/A
Aston/ABN AMRO Investor Money Market Fund...............                N/A
ABN AMRO Government Money Market Fund...................                N/A
ABN AMRO Money Market Fund..............................                N/A
ABN AMRO Tax-Exempt Money Market Fund...................                N/A
ABN AMRO Treasury Money Market Fund.....................                N/A
ABN AMRO Institutional Prime Money Market Fund..........                N/A

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

**   Aston/ABN AMRO Mid Cap Growth Fund commenced operations December 29, 2005.

                                                       BROKERAGE COMMISSIONS FYE
FUND                                                        OCTOBER 31, 2004
----                                                   -------------------------
Aston/ABN AMRO Growth Fund..........................           $  912,942
Aston/Montag & Caldwell Growth Fund.................            3,447,513
Aston/TAMRO Large Cap Value Fund....................               21,873
Aston Value Fund....................................              214,700
Aston/Veredus Select Growth Fund....................               20,456
Aston/Optimum Mid Cap Fund..........................              587,854
Aston/TAMRO Small Cap Fund..........................              502,099
Aston/Veredus Aggressive Growth Fund................            3,480,543
Aston/ABN AMRO Real Estate Fund.....................               52,425
Aston/Veredus SciTech Fund..........................               99,586
Aston Balanced Fund.................................              195,690
Aston/Montag & Caldwell Balanced Fund...............              165,959
Aston/TCH Fixed Income Fund.........................                  N/A
Aston/TCH Investment Grade Bond Fund................                  N/A
Aston/ABN AMRO High Yield Bond Fund.................                  N/A
Aston/McDonnell Municipal Bond Fund.................                  N/A
Aston/ABN AMRO Investor Money Market Fund...........                  N/A
ABN AMRO Government Money Market Fund...............                  N/A
ABN AMRO Money Market Fund..........................                  N/A
ABN AMRO Tax-Exempt Money Market Fund...............                  N/A
ABN AMRO Treasury Money Market Fund.................                  N/A
ABN AMRO Institutional Prime Money Market Fund......                  N/A

                                                       BROKERAGE COMMISSIONS FYE
FUND                                                        OCTOBER 31, 2003
----                                                   -------------------------
Aston/ABN AMRO Growth Fund..........................           $  638,588
Aston/Montag & Caldwell Growth Fund.................            3,132,957
Aston/TAMRO Large Cap Value Fund....................               40,078
Aston Value Fund....................................              315,890
Aston/Veredus Select Growth Fund....................               29,936
Aston/Optimum Mid Cap Fund..........................              483,617
Aston/TAMRO Small Cap Fund..........................              399,421
Aston/Veredus Aggressive Growth Fund................            3,257,830
Aston/ABN AMRO Real Estate Fund.....................               41,770
Aston/Veredus SciTech Fund..........................               61,924
Aston Balanced Fund.................................               74,884
Aston/Montag & Caldwell Balanced Fund...............              155,734
Aston/TCH Fixed Income Fund.........................                  N/A
Aston/TCH Investment Grade Bond Fund................                  N/A
Aston/ABN AMRO High Yield Bond Fund*................                  N/A
Aston/McDonnell Municipal Bond Fund.................                  N/A
Aston/ABN AMRO Investor Money Market Fund...........                  N/A
ABN AMRO Government Money Market Fund...............                  N/A
ABN AMRO Money Market Fund..........................                  N/A
ABN AMRO Tax-Exempt Money Market Fund...............                  N/A
ABN AMRO Treasury Money Market Fund.................                  N/A
ABN AMRO Institutional Prime Money Market Fund......                  N/A

----------
*    ABN AMRO High Yield Bond Fund commenced operations June 30, 2003.

     The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser and Subadvisers are brokers in the ABN AMRO International brokerage network. There were no brokerage commissions paid by the Funds to any affiliates of the Funds or the

Adviser or the Subadvisers during the fiscal years ended October 31, 2005, October 31, 2004 and October 31, 2003.

     As of October 31, 2005, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

FUND                                                BROKER DEALER              MARKET VALUE
----                                    ------------------------------------   ------------
River Road Dynamic Equity Income Fund   Bank of America                        $     96,228
                                        Barclays                                     55,468

TAMRO Large Cap Value Fund              Citigroup                                   448,873
                                        Goldman Sachs Group                         744,319
                                        JPMorgan Chase                              434,020
                                        Prudential Financial                        460,760

Value Fund                              Bank of America                          11,794,579
                                        Citigroup                                10,230,457
                                        Goldman Sachs Group                       9,183,308
                                        Lehman Brothers Holdings                  1,973,358
                                        Merrill Lynch                             1,601,668
                                        UBS AG                                    2,459,586

Veredus Select Growth Fund              Bear Stearns                                402,040

Balanced Fund                           Goldman Sachs Group                         197,048
                                        Bear Stearns Asset Backed Securities        585,094
                                        Chase Mortgage Finance                      583,045
                                        CS First Boston Mortgage Securities         195,340
                                        JP Morgan Mortgage Trust                    703,620

Montag & Caldwell Balanced Fund         Goldman Sachs Group                         983,449

TCH Fixed Income Fund                   Morgan Stanley                            1,639,478
                                        Bear Stearns Asset Backed Securities      2,001,023
                                        Chase Mortgage Finance                    4,749,747
                                        CS First Boston Mortgage Securities       1,365,098
                                        JP Morgan Mortgage Trust                  2,178,951

TCH Investment Grade Bond Fund          Credit Suisse First Boston USA              228,074
                                        JP Morgan Chase                             302,256
                                        Merrill Lynch                               400,216
                                        Morgan Stanley                              368,528
                                        Bear Stearns Asset Backed Securities        432,970
                                        Chase Mortgage Finance                      476,153

Investor Money Market Fund              UBS Finance                               1,988,808
                                        Goldman Sachs Group                       2,497,789
                                        JP Morgan Chase                           4,500,000
                                        Merrill Lynch                             2,999,343
                                        Credit Suisse First Boston                2,000,000
                                        Barclays Bank                            25,000,000
                                        Deutsche Bank                            25,700,000

Government Money Market Fund            Barclays Bank                            65,000,000
                                        Deutsche Bank                            82,700,000
                                        Goldman Sachs                            50,000,000

Money Market Fund                       UBS Finance                               1,993,600
                                        JP Morgan Chase                           7,000,000
                                        Credit Suisse First Boston                3,000,000
                                        Deutsche Bank                            34,900,010

Treasury Money Market Fund              Deutsche Bank                            36,000,000
                                        JPMorgan Chase                           30,000,000
                                        Merrill Lynch                            20,000,000

FUND                                                BROKER DEALER              MARKET VALUE
----                                    ------------------------------------   ------------
Institutional Prime Money Market Fund   Barclays US Funding                      54,559,562
                                        UBS Finance                              36,133,756
                                        Morgan Stanley                           39,935,333
                                        Barclays Bank                            24,998,637
                                        Credit Suisse First Boston              100,045,983
                                        Deutsche Bank                            50,000,175
                                        Bank of America                          25,000,000
                                        Citigroup                                45,000,000
                                        Goldman Sachs                            90,000,000
                                        Lehman Brothers                         100,000,000

     The Investment Adviser and Subadvisers or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or the Subadvisers or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each Fund within the Aston family of funds. In certain cases, the revenue sharing differs by Fund within the same intermediary. For several Funds, revenue sharing differs for the same Fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of certain Funds on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Advisers or their affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Aston/Veredus Aggressive Growth Fund, Aston/Veredus Select Growth Fund, Aston/TAMRO Small Cap Fund, Aston/River Road Small Cap Value Fund and Aston/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxable as long-term capital gain. Net short-term capital gains of a fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.

     The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund's portfolio holdings as of the end of each calendar month are generally posted on the Funds' Web site, www.astonfunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Funds' Custodian, pricing services, fund accountants, Investment Adviser, Subadvisers, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the third parties (other than service providers) that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

NAME                   FREQUENCY                   FUNDS                   LAG TIME
----                   ---------   -------------------------------------   --------
WEEKLY SURVEYS:
iMoneyNet...........     Weekly    Aston/ABN AMRO Money Market Fund          None
Standard & Poor's...     Weekly    Aston/ABN AMRO Money Market Fund          None

TRACKING SERVICE
VESTEK..............    Monthly    Aston/ABN AMRO Growth Fund                None
                                   Aston/Montag & Caldwell Growth Fund
                                   Aston/Optimum Mid Cap Fund
                                   Aston/TAMRO Small Cap Fund
                                   Aston/Veredus Aggressive Growth Fund
                                   Aston Balanced Fund
                                   Aston/Montag & Caldwell Balanced Fund
                                   Aston/TCH Fixed Income Fund
                                   Aston/McDonnell Municipal Bond Fund

     Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the

Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

     The table below summarizes the class(es) of shares that each Fund offers.

FUND                                                CLASS N   CLASS I   CLASS R   CLASS S   CLASS Y   CLASS YS
----                                                -------   -------   -------   -------   -------   --------
Aston/River Road Dynamic Equity Income Fund......      -
Aston/ABN AMRO Growth Fund.......................      -         -         -
Aston/Montag & Caldwell Growth Fund..............      -                   -
Montag & Caldwell Balanced Fund..................                -
Aston/TAMRO Large Cap Value Fund.................      -
Aston Value Fund.................................      -         -
Aston/Veredus Select Growth Fund.................      -         -
Aston Mid Cap Growth Fund........................      -
Aston/River Road Small Cap Value Fund............      -
Aston/Optimum Mid Cap Fund.......................      -         -
Aston/TAMRO Small Cap Fund.......................      -         -
Aston/Veredus Aggressive Growth Fund.............      -         -
Aston/ABN AMRO Real Estate Fund..................      -         -
Aston/Veredus SciTech Fund.......................      -
Aston Balanced Fund (1)..........................      -         -
Aston/Montag & Caldwell Balanced Fund............      -
Montag & Caldwell Balanced Fund..................                -
Aston/TCH Fixed Income Fund......................      -         -
Aston/ABN AMRO High Yield Bond Fund..............      -         -
Aston/TCH Investment Grade Bond Fund.............      -         -
Aston/McDonnell Municipal Bond Fund..............
Aston/ABN AMRO Investor Money Market Fund........      -
ABN AMRO Government Money Market Fund............                -                   -
ABN AMRO Money Market Fund.......................                -                   -
ABN AMRO Tax-Exempt Money Market Fund............                -                   -
ABN AMRO Treasury Money Market Fund..............                -                   -
ABN AMRO Institutional Prime Money Market Fund...                                              -          -

----------
(1) As of September 27, 2001, sales of shares of Aston Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

     Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are six classes of shares issued by the Funds of the Trust. Class N, I, R, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class R shares will be subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class R, Class Y and Class YS shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for Class N, Class R and Class S shares is $2,500 for each Fund, and the subsequent minimum investment is $50.

                                                                 MINIMUM INITIAL
CLASS I SHARES                                                      INVESTMENT
--------------                                                   ---------------
Aston/ABN AMRO Growth Fund....................................      $5 million
Montag & Caldwell Growth Fund.................................      $5 million
Aston Value Fund..............................................      $2 million
Aston/Optimum Mid Cap Fund....................................      $2 million
Aston/TAMRO Small Cap Fund....................................      $2 million
Aston/Veredus Aggressive Growth Fund..........................      $2 million
Aston/Veredus Select Growth Fund..............................      $2 million
Aston/ABN AMRO Real Estate Fund...............................      $2 million
Aston Balanced Fund...........................................      $5 million
Montag & Caldwell Balanced Fund...............................      $1 million
Aston/TCH Fixed Income Fund...................................      $2 million
Aston/ABN AMRO High Yield Bond Fund...........................      $1 million
Aston/TCH Investment Grade Bond Fund..........................      $1 million
ABN AMRO Treasury Money Market Fund...........................      $1 million
ABN AMRO Government Money Market Fund.........................      $1 million
ABN AMRO Tax-Exempt Money Market Fund.........................      $1 million
ABN AMRO Money Market Fund....................................      $1 million

                                                                 MINIMUM INITIAL
CLASS Y SHARES                                                      INVESTMENT
--------------                                                   ---------------
ABN AMRO Institutional Prime Money Market Fund................      $5 million

                                                                 MINIMUM INITIAL
CLASS YS SHARES                                                     INVESTMENT
--------------                                                   ---------------
ABN AMRO Institutional Prime Money Market Fund................      $5 million

     There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Advisers, Administrators and their affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums. Class I Shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your accounts to a different class if their balance (or aggregation of balances) consistently falls below the minimum initial investment.

ANTI-MONEY LAUNDERING LAWS

     The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class R and Class S shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Subadministrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

     Notwithstanding the foregoing, the Investment Adviser, the Subadvisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

     The net asset value per share of each Fund (other than Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund (collectively, the "Money Market Funds")) is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The Money Market Funds calculate net asset value as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. In addition, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund also calculate net asset value each business day at 10:00 a.m., 12:00 p.m. and 2:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Money Market Funds also observe the following holidays: Columbus Day and Veteran's Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     The securities held in portfolio of Aston/ABN AMRO Investor Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     A Money Market Fund's use of amortized cost and the maintenance of such Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Board of Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Board of Trustees deems appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Board of Trustees is required to consider promptly what action, if any, should be initiated, and, if the Board of Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Board of Trustees is required to take such corrective action as it deems appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Board of Trustees has the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each Fund must annually distribute at least 90% of its investment company taxable income.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Subadvisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

                               REDEMPTIONS-IN-KIND

     Larger redemptions may be detrimental to a Fund's existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold.

                                   DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-dividend date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

     Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                              FEDERAL INCOME TAXES

     Each Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or securities of one or more qualified publicly traded partnerships.


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     Aston/River Road Dynamic Equity Income Fund and Aston/ABN AMRO Real Estate
Fund may invest to a limited degree in MLPs. Effective for tax years beginning after October 22, 2004, net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of the RIC's total assets may be invested in securities of qualified publicly traded partnerships for the purpose of the RIC rules. For federal income tax purposes, a Fund will be taxable on its allocable share of an MLP's income regardless of whether the Fund receives any distribution from the MLP. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements imposed upon RICs and to avoid federal income and excise taxes. Distributions from an MLP to a Fund will constitute a return of capital to the extent of the Fund's basis in the MLP. If a Fund's basis is reduced to zero, distributions will constitute capital gains for federal income tax purposes.

     Aston/River Road Dynamic Equity Income Fund may invest to a limited degree in royalty and income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Fund intends to invest only in royalty and income trusts treated as a corporation for U.S. income tax purposes.

     To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions are declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

     When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

     In writing a call option, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on


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the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

     Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of a Fund. The 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by a Fund are not eligible for the dividends received deduction when distributed to the Fund's shareholders.

     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund's shareholder to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for fewer than 60 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.

     The Funds will notify its shareholders each year of the amount and type of dividends and distributions.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

     If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

     Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.


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FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. These same holding period rules generally apply at the Fund level; thus a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Fund. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes generally are not deductible in computing alternative minimum taxable income.

TAX-EXEMPT FUND

     ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are


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

exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

     Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fund is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

     Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

     Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by a Fund to non-U.S. investors. Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal


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

withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     The Funds' audited financial statements for the fiscal year ended October 31, 2005 (except for Aston Balanced Fund - Class I and Aston/ABN AMRO Mid Cap Growth Fund - Class N, which have not commenced operations during the period), including the report of Ernst & Young LLP, the Trust's independent registered public accounting firm and the unaudited Semi-Annual Report for the period ending April 30, 2006, are incorporated herein by reference to the Funds' Annual Report as filed with the SEC. The Funds' Annual and Semi-Annual Reports are available upon request and without charge.

                               OTHER INFORMATION

     The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.


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                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by S&P for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated Class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

     A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

Aston Funds
ABN AMRO Asset Management, Inc.
McDonnell Investment Management LLC
Summary of MFS Institutional Advisors, Inc.
Montag & Caldwell, Inc.
Summary of Optimum Investment Advisors LP
River Road Asset Management, LLC
TAMRO Capital Partners LLC
Taplin, Canida & Habacht, Inc.
Veredus Asset Management LLC

                                   ASTON FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES

     1. Definitions.

     "Sub-Adviser" shall mean ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, River Road Asset Management, LLC, MFS Institutional Advisors, Inc., and Optimum Investment Advisors. The term includes all sub-advisers to the Funds.

     "Sub-Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

     "Board" shall mean the Board of Trustees of Aston Funds.

     "Fund" shall mean a series of Aston Funds.

     "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

     "Trust" shall mean Aston Funds.

     2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

     3. Limitations on the Advisers' Responsibilities.

          (i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

          (ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

          (iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

          (iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

     4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-

Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

     5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

     6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

          (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

          (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Sub-Adviser to vote in the manner approved by the Board;

          (iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

          (iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

     7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

     8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

          (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

          (ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers' experience under these Proxy Voting Policies and Procedures and each Sub-Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

     9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                                 [_____] FUND(S)
                          PROXY VOTING QUARTERLY REPORT

     I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [_____] Fund(s):

     1. During the quarter ended [_____] there have been no issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

     2. During the quarter ended [_____] there have been no proxy votes taken by [Name of Adviser], on behalf of [ ] Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

     3. During the quarter ended [_____] there have been no material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.


                                        ----------------------------------------
                                        [__________]
                                        Compliance Officer

Dated:
       ----------

                                  PROXY VOTING
                             POLICIES AND PROCEDURES
                         ABN AMRO ASSET MANAGEMENT, INC.

POLICY

     ABN AMRO Asset Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

     Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

     It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

     Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

     The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

     ABN AMRO Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEES

     ABN AMRO Asset Management has established two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:

     The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

     The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

     The Proxy Voting Policy Committee has hired Institutional Shareholder Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which ABN AMRO Asset Management's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for ABN AMRO Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy Officer named is Holly Carlini.

     The steps for reviewing and submitting votes are as follows:

     - The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

     - The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by ABN AMRO Asset Management.

     - The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

     - The Compliance Department will review on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

     - For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares ABN AMRO Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

     - Once a month, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to ABN AMRO Asset Management are included in this feed.

     - ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, ABN AMRO Asset Management will vote proxies in the best interests of each particular client. ABN AMRO Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on ABN AMRO Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. ABN AMRO Asset Management utilizes the 2006 U.S. Proxy Policy Guidelines, for all clients except for the Taft-Hartley which utilize 2006 U.S. Taft-Hartley Policy Guidelines.

CONFLICTS OF INTEREST

     ABN AMRO Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where ABN AMRO Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

     - Documenting the investment rationale for the decision using the Proxy Conflict of Interest and Override Form, the conflict of interest and the method in which the conflict was addressed;

     - Requiring the approval of the Department Head and the Director of Compliance prior to providing voting instructions to the voting agent;

     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

     -    Seeking legal counsel.

     In situations where ABN AMRO Asset Management perceives a material conflict of interest, the Adviser may:

     - Defer to the voting recommendation of ISS or another independent third party;

     - Vote pursuant to client direction (following disclosure of the conflict to the client),

     - Vote reflectively (in the same proportion and manner as other shareholders),

     -    Abstain from voting; or

     -    Take such other action which protects the interests of its clients.

     Circumstances necessitating such actions may include the voting of proxies on securities issued by ABN AMRO Asset Management's parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

     The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of ABN AMRO Asset Management with the issuer of each security to determine if ABN AMRO Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

     If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     ABN AMRO Asset Management will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

     ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     -    These policies and procedures and any amendments;

     -    Each proxy statement that ABN AMRO Asset Management receives;

     -    A record of each vote that ABN AMRO Asset Management casts;

     - Any document ABN AMRO Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

     - A copy of each written request from a client for information on how ABN AMRO Asset Management voted such client's proxies, and a copy of any written response.

DISCLOSURE

     - ABN AMRO Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how ABN AMRO Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received ABN AMRO Asset Management's Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO, Brian Lord.

     - In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how ABN AMRO Asset Management voted the client's proxy with respect to each proposal about which client enquired.

                      MCDONNELL INVESTMENT MANAGEMENT, LLC

                       PROXY VOTING POLICY AND PROCEDURES

POLICY

     McDonnell Investment Management, LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how you address material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; and (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients. While this document applies to situations where MIM exercises voting authority for client securities, similar principles would apply where MIM may have to take action with respect to debt securities such as in the case of default, bankruptcy, reorganization, etc.

     MCDONNELL INVESTMENT MANAGEMENT, LLC (OR "MIM") IS PRIMARILY A FIXED INCOME MANAGER AND, ACCORDINGLY, DOES NOT AS A PRACTICAL MATTER EXERCISE DISCRETION OVER PROXY VOTING FOR FIXED INCOME SECURITIES AS PROXY SOLICITATIONS DO NOT OCCUR. FOR THOSE ACCOUNTS THAT WE MANAGE THAT INCLUDE SECURITIES FOR WHICH PROXY VOTING IS APPLICABLE, MIM SEEKS TO DELEGATE THE RESPONSIBILITY FOR PROXY VOTING TO THE CLIENT AND, WITH RESPECT TO ACCOUNTS SUBJECT TO ERISA, TO ENSURE THAT THE RESPONSIBILITY FOR PROXY VOTING HAS BEEN DELEGATED BY THE CLIENT TO ANOTHER QUALIFIED PLAN FIDUCIARY. HOWEVER, WHILE MIM DOES NOT TYPICALLY VOTE PROXIES FOR ANY CLIENTS, IT HAS ADOPTED THIS POLICY IN ADVANCE OF POSSIBLY FINDING ITSELF IN SUCH A POSITION IN THE FUTURE.

     Examples of ways that MIM could become responsible for voting securities include: receiving equity securities as part of a workout of an issuer whose bonds are owned by a client; inheriting legacy securities from a client; purposely buying the equity securities of a distressed bond issuer in order to salvage value for clients who hold the bonds.

     MIM acknowledges its responsibility to vote proxies for all client securities for which it has been granted authority in their best interests and without regard to any benefit to MIM. These procedures have been reasonably designed and implemented in a way that is expected to ensure that proxy matters are conducted in the best interest of clients and that appropriate disclosure is made to clients about the firm's policy and procedures. Recognizing that "a one size fits all" approach is not appropriate, these procedures have been tailored to fit MIM's particular advisory business, types of securities managed, and the nature of potential conflicts that it faces.

     A listing of categories of proxy voting issues and MIM's general philosophy with respect to voting the broad categories is included in Exhibit A. This listing is not meant to include all possible issues but is a starting point to assist in developing positions on substantive issues. Ultimately, any voting decision will turn on the particular facts and circumstances of each proxy vote after considering the best interests of MIM's clients.

VOTING PROCEDURES

     As mentioned previously, MIM declines to take responsibility for voting client proxies except where it is specifically authorized and agrees to do so in its advisory contracts or comparable documents with clients. For clients for whom MIM does not vote proxies, the relevant custodian banks or brokers are instructed to mail proxy material directly to clients.

     Where MIM has voting authority for a client, the firm has adopted the following procedures to govern the voting of such proxies. MIM's Chief Research Officer (CRO), has the responsibility for the implementation and monitoring of these policy and procedures and record keeping. A Proxy Administrator under the CRO's supervision may be designated to assist in these duties.

     - All employees will forward any proxy materials and corporate actions received on behalf of clients to the CRO (or his designee);

     - The CRO or designee, with the assistance of the Client Accounting Manager, will determine which client accounts hold the security to which the proxy relates;

     - The CRO (or designee) reconciles proxies received against holdings on the record date of client accounts over which MIM has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

     - Absent material conflicts the CRO will, in conjunction with the relevant Portfolio Manager, determine how MIM should vote the proxy (i.e., in accordance with voting guidelines or based on case-by-case analysis);

     - The CRO (or designee) will complete the proxy and mail it in a timely and appropriate manner to the issuer's information agent.

CONFLICTS OF INTEREST

     Historically, MIM has not had situations in which the interests of its clients are at variance with MIM's own interests and makes its best efforts to avoid conflicts of interest. However, a situation may arise where MIM or a person involved in the proxy voting process may have a conflict of interest. Potential conflicts of interest are most likely to fall within the following three general categories: (i) business relationships (e.g., MIM manages money for a company or an employee group that is affiliated with the issuing company);
(ii) personal relationships - (e.g. an officer of MIM has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships); or (iii) familial relationships (e.g., a spouse or other relative who serves as a director of a public company).

     In instances where a potential conflict of interest exists, the CRO will consult with MIM's Chief Investment Officer and a member of the firm's Legal/Compliance department in order to provide the client with sufficient information regarding the shareholder vote and MIM's potential conflict so that the client can make an informed decision regarding whether or not to consent.

     McDonnell Investment Management, LLC will maintain a record of the voting resolution of any conflict of interest.

RECORD RETENTION

     MIM has adopted the following procedures to ensure that appropriate documentation of proxy votes is maintained pursuant to Section 204-2 of the Advisers Act of 1940 and, where appropriate, ERISA.

     1. The firm maintains records that include:

     -    A copy of these policies and procedures.

     -    Proxy statements received regarding client securities.

     - A record of the number of shares eligible to be voted on the record date and each vote cast.

     - A copy of any document created by the firm that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision.

     - Each written client request for proxy voting records and the firm's written response to any (written or oral) client request for such records.

     2. All proxy voting records are maintained in an easily accessible place or a period of at least five years, the first two in MIM's offices.

REQUESTS FOR INFORMATION

     MIM has adopted the following procedures to ensure that information is available to clients regarding the firm's proxy voting policies and procedures, as well as how an individual client's proxies were voted.

     Clients may request a copy of these policies and procedures, as they may be updated from time to time, or specific information on how the client's proxies were voted, by sending a request letter to:

          McDonnell Investment Management, LLC
          1515 W. 22nd Street, 11th Floor
          Oak Brook, IL 60523
          Attn: Proxy Administrator

     In addition, MIM's current proxy voting policies and procedures are summarized in Part II of the firm's Form ADV, which is available upon request.

     3. MIM sends an annual report to each ERISA client for whom MIM has voting authority, indicating how such client's proxies were voted during the preceding year.

     4. Clients may request information at any time as to MIM's proxy voting policies and procedures, or how the firm voted their ballots, by calling (630) 684-8600.

                                    EXHIBIT A

                            GENERAL VOTING GUIDELINES

     As part of its investment process, MIM examines the management of all portfolio companies. The ability and judgment of management is critical to the investment success of any portfolio company and MIM generally will not hold securities of companies whose management it questions. Hence, MIM tends to vote most routine matters in accordance with management recommendations, provided there is no conflict with shareholder value. At the same time, when MIM believes that the position of the management of a portfolio company may not be in the best interests of shareholders, it will vote against the management recommendation.

ROUTINE MATTERS USUALLY VOTED FOR

     -    Routine election of directors

     -    Changing the corporate name or principal address of the company

     -    Stock Repurchase Plans

     -    Issuance of Authorized Common Stock

     -    Require Shareholder Approval to issue Preferred Stock

     -    Shareholder Right to Call Special Meetings

     - Proposals for the annual appointment or approval of independent corporate auditors

MATTERS REQUIRING CASE-BY-CASE ANALYSIS

     - Compensation - a company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. MIM will generally oppose plans that have the potential to be excessively dilutive. Severance compensation arrangements - MIM will generally oppose "golden parachutes"that are considered excessive.

     - Changes to Capital Structure - MIM realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. MIM will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Likewise, mergers and acquisitions, and other corporate restructuring proposals will be subject to careful review to determine whether they would be beneficial to shareholders.

     - Anti-Takeover Mechanisms and Related Issues - MIM generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, MIM may vote with management when it believes that the proposal is not onerous and would not harm client interests as stockholders. MIM generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote, and will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

     - Social and Corporate Policy Issues - MIM will generally give management discretion with regard to social, environmental and ethical issues although issues that are believed to have significant economic benefits or implications will be evaluated on a case-by-case basis.

     This list is not meant to be all-inclusive but representative of many of the most common issues. MIM may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client.

                            MFS INVESTMENT MANAGEMENT
                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING POLICIES AND PROCEDURES

     MFS will vote proxies on behalf of sub-advised funds unless the adviser retains that obligation. Where MFS votes proxies on behalf of sub-advised clients, MFS' proxy voting policy (the "Proxy Policy") implements standards that are reasonably designed to ensure that proxies are voted in the best long-term economic interests of its clients. The Proxy Policy provides standards for specific issues, including non-salary compensation programs, "golden parachutes," anti-takeover measures and other corporate actions, auditor and board member independence and social issues. The Proxy Policy is given to the sub-advised fund's adviser for board approval.

     The Proxy Policy outlines the responsibilities of the Proxy Review Group, which oversees MFS' proxy voting activities. The Proxy Review Group includes senior MFS Legal Department officers and an independent proxy consultant. The Proxy Review Group monitors proxy voting for material conflicts of interest when MFS personnel seek to override the Proxy Policy's voting guidelines or on matters presented for vote that are not clearly governed by the guidelines. The Proxy Review Group considers special proxy issues as they arise.

     Generally, under normal circumstances, MFS votes proxies in accordance with its predetermined proxy voting guidelines. If a conflict is determined to exist, voting will be conducted under the oversight of the Proxy Review Group. Similarly, the Proxy Review Group oversees voting for certain non-routine items, such as voting related to mergers and acquisitions. The Proxy Policy contains policies that are designed to ensure that material conflicts of interest are avoided and/or resolved in a manner consistent with our fiduciary role and the best economic interests of our clients. In determining whether a conflict of interest exists, MFS will compare the issuer of the proxy to a list containing current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients, (collectively, "MFS Significant Client List"). If the issuer of the proxy is not on the MFS Significant Client List, then no material conflict of interest will be deemed to exist and the proxy will be voted as determined by the Proxy Review Group. Alternatively, if the issuer appears on the MFS Significant Client List, then a conflict of interest will be deemed to exist and the Proxy Review Group will further evaluate the proposed votes to ensure that the potential conflict of interest is not impacting the voting and that the proxy is voted in what MFS believes is in the best long-term economic interests of MFS' clients.

     MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements and that some items may not be clearly governed by the guidelines. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with its guiding principle. Institutional Shareholder Services provides a report on proxy voting to the funds. MFS works with the advisers of sub-advised funds in the compilation of data for Form N-PX.

     The Proxy Review Group reviews the policy and procedures at least annually and recommends any amendments considered to be necessary or advisable.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

     If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, Inc. ("M&C") in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which we have voting authority in the manner we believe is most likely to enhance shareholder value.

     If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder meetings, annual reports or other literature customarily mailed to shareholders.

     Once voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

     Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire proxy committee. If an item is explicitly addressed by these guidelines it will be voted accordingly. If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed. If further review is needed the Proxy Committee will first determine if the conflict is material. If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

     It is against M&C's policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C's advisory clients.

     The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

ROUTINE MATTERS

     Routine proxy proposals are most commonly defined as those which do not change the structure, bylaws, or operation of the corporation to the detriment of the shareholders.

     M&C will generally support management on routine matters and will vote FOR the following proposals:

     -    Increase in authorized common shares.

     - Increase in authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

     -    Routine election or re-election of directors.

     -    Appointment or election of auditors.

     -    Directors' liability and indemnification.

     -    Time and location of annual meeting.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

COMPENSATION ISSUES

     M&C will review on a case by case basis the following issues:

     -    Compensation or salary levels.

     -    Incentive plans.

     -    Stock option plans.

     -    Employee stock purchase or ownership plans.

SOCIAL ISSUES

     Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

     We will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of social responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following social concerns:

     -    Enforcing restrictive energy policies.

     -    Placing arbitrary restrictions on military contracting.

     - Barring or placing arbitrary restrictions on trade with communist countries.

     - Barring or placing arbitrary restrictions on conducting business in certain geographic locations.

     -    Restricting the marketing of controversial products.

     -    Limiting corporate political activities.

     -    Barring or restricting charitable contributions.

     - Enforcing general policy regarding employment practices based on arbitrary parameters.

     - Enforcing a general policy regarding human rights based on arbitrary parameters.

     - Enforcing a general policy regarding animal rights based on arbitrary parameters.

     -    Placing arbitrary restrictions on environmental practices.

BUSINESS PROPOSALS

     Business proposals are resolutions which change the status of the corporation, its individual securities, or the ownership status of these securities. We believe it is in the best interest of the shareholders to support managements who propose actions or measures that are supported by existing corporate laws, or have legal precedence as common practice in corporate America.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

     We will generally vote FOR the following proposals as long as the current shareholder position is either enhanced or preserved:

     -    Changing the state of incorporation.

     -    Mergers, acquisitions, dissolvement.

     -    Indenture changes.

     -    Changes in capitalization.

SHAREHOLDER GOVERNANCE

     These are issues that address the status of existing rights of shareholders and proposals which tend to transfer those rights to or from another party.

     We will generally vote FOR the following management proposals:

     - Majority approval of shareholders in acquisitions of a controlling share in the corporation.

     - Provisions which require 66-2/3% shareholder approval or less to rescind a proposed change to the corporation or amend the corporation's by-laws.

     We will generally vote AGAINST the following management proposals:

     - Super-majority provisions which require greater than 66-2/3% shareholder approval to rescind a proposed change to the corporation or to amend the corporation's by-laws.

     - Fair-price amendments which do not permit a takeover unless an arbitrary fair price that is derived from a fixed formula is offered to all shareholders.

     - The authorization of a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

     - Proposals which do not allow replacements of existing members of the board of directors.

     We will generally vote FOR shareholder proposals which:

     - Propose or support a majority of independent directors and/or independent audit, compensation, and nominating committees.

     - Rescind share purchase rights or require that they are submitted for shareholder approval to 66-2/3% or less.

     -    Eliminate pension and benefit programs for outside directors.

     -    Eliminate a staggered board of directors.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

PROXY CONTESTS

     Proxy contests develop when discontented shareholders submit a proxy card in opposition to the board of directors, frequently seeking to elect a different slate of directors, often in an effort to effect a decided change in the corporation. Our voting decision in a proxy contest will be in favor of the best interests of the majority of shareholders, our clients, and beneficiaries of the assets which we manage.

ADMINISTRATIVE ISSUES

     Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

     M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

     M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

     Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

     M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

     M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

     M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C's response to the client's written or verbal requests.

     The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Chief Compliance Officer to verify against ballot copies.

     The Supervisor of Information Processing will provide the Chief Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Reviewed May 19, 2006

                        OPTIMUM INVESTMENT ADVISORS, LLC
                        SUMMARY OF PROXY VOTING POLICIES
                                  AUGUST, 2006

INTRODUCTION

     Optimum Investment Advisors, LLC ("Optimum") manages discretionary accounts on behalf of a diverse group of clients, including individuals, trusts, IRAs, ERISA plans, state and local government funds, corporations and charitable foundations. According to the provisions of Section 4 of Optimum's Investment Advisory Agreement, unless the client is an employee benefit plan subject to ERISA, Optimum does not vote proxies on behalf of clients, including in the circumstance where the client has instructed his custodian to forward proxies to Optimum instead of to the client. Optimum does vote proxies for the ABN AMRO Mid Cap Fund under its sub-advisory contract.

GENERAL POLICY

     Optimum acts as fiduciary and votes proxies in a way that it believes will be consistent with the best interest of the beneficial owners of the accounts and will maximize the market value of their investments. Although Optimum may consult with a third party on proxy issues, no outsider, including a client, will dictate Optimum's proxy voting.

     Optimum generally supports routine business matters, unless Optimum views support as contrary to the best financial interest of the shareholders. Optimum carefully reviews proposals for changes in status of a company, to determine whether such changes (such as mergers or restructurings) benefit the financial interests of the shareholders, and votes accordingly. Proposals that restrict shareholder democracy are generally not supported if such proposals restrict the rights of shareholders, particularly shareholders' ability to realize the value of their investment, and proposals that increase shareholder democracy are generally supported. Compensation proposals are reviewed individually using the same standards. However, all such matters are reviewed on a case-by-case basis and voted based on the financial interest of the shareholders.

CONFLICTS OF INTEREST

     On occasion, it is possible that Optimum will encounter some type of conflict between a proxy vote and a relationship Optimum has with a company or client. Optimum is aware that such conflicts might exist; however, Optimum will always vote in the best interest of the shareholders. In the case of a conflict, Optimum may discuss the conflict and/or the vote with the client. Optimum will consult with an independent third party as well. Such conflicts and the actions taken will be documented.

RECORDKEEPING

     Optimum will maintain records of its proxy votes in accordance with the Investment Advisers Act of 1940 and preserve such records for the 6 calendar years following the time any proxy vote is cast by Optimum, keeping the most recent 2 full calendar years of proxy voting records in Optimum's office.

DISCLOSURE

     Optimum will provide this summary of its proxy voting policy to all of its advisory clients annually, and Optimum will provide clients with records of proxy voting information for their own proxies at a client's request in accordance with Rule 204-2 of the Advisers Act.

     A copy of Optimum's Proxy Voting Policies and Procedures is available upon request.

                        OPTIMUM INVESTMENT ADVISORS, LLC
                STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES
                                  AUGUST, 2006

                                  INTRODUCTION

     Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of OPTIMUM INVESTMENT ADVISORS, LLC ("OIA") with regard to the voting of proxies over which we have investment responsibility. These policies and procedures are available to our clients upon request.

                           GENERAL PROXY VOTING POLICY

     Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the "ADVISER'S ACT"). Pursuant to various provisions of the Adviser's Act, OIA acts in a fiduciary capacity with respect to each of its advisory clients and, therefore, OIA must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, OIA is guided by general fiduciary principles. OIA will attempt to consider all factors of its vote that could affect the value of the beneficial owner's investments. With respect to proxies that OIA votes, the primary objective of OIA is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients' investments. OIA will likely vote against any management proposals that it believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.

     In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as investment managers for advisory clients that are ERISA plan assets. As such, OIA must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated hereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not, under any circumstances, allow our voting to be dictated by the position of any outsiders. It is OIA's intent to vote proxies in all instances except that, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to OIA according to the provision of stock loan agreements.

     OIA's proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in OIA's discretion to address any such changes.

     The following summarizes OIA's current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.

                      PROXY VOTING POLICIES AND PROCEDURES

     Each proxy proposal is reviewed on a case-by-case basis by OIA's Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

     A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.

                               BUSINESS OPERATIONS

     These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:

     -    Name changes

     -    Election of directors

     -    Ratification of auditors

     -    Maintaining current levels of directors' indemnification and liability

     - Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest

     -    Employee stock purchase or ownership plans

                                CHANGES IN STATUS

     There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:

     -    Mergers, acquisitions, restructurings

     -    Reincorporations

     -    Changes in capitalization

                              SHAREHOLDER DEMOCRACY

     We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

     -    Increased indemnification protections for directors or officers

     -    Certain Supermajority Requirements

     -    Unequal voting rights

     -    Classified boards

     -    Cumulative voting

     - Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interest

     - Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders

     We will generally support proposals that maintain or expand shareholder democracy such as:

     -    Annual elections

     -    Independent directors

     -    Confidential voting

     -    Proposals that require shareholder approval for:

          -    Adoption or retention of "poison pills" or golden parachutes

          -    Elimination of cumulative voting or preemptive rights

          -    Reclassification of company boards

                                  COMPENSATION

     We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.

                                  OTHER MATTERS

     There are proxy proposals that address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, OIA will review each issue on a case-by-case basis and determine what in our opinion, will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

                              CONFLICTS OF INTEREST

     OIA must act as a fiduciary when voting proxies on behalf of its advisory clients. In that regard, OIA will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, OIA will actively monitor the proxies it receives on behalf of its advisory clients to identify and resolve any potential conflict of interest.

     Where OIA identifies a potential conflict of interest, OIA will initially determine whether such potential conflict is material. Where OIA determines there is a potential for a material conflict of interest regarding a proxy, OIA will take one or some of the following steps: (i) inform the client of the conflict and OIA's voting decision; (ii) discuss the proxy vote with the client;
(iii) fully disclose the material facts regarding the conflict and seek the client's consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. Whenever OIA determines there is a potential for a material conflict of interest, OIA will document which step or steps it took to ensure the proxy vote or abstention was in the best interest of the client and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.

                                  RECORDKEEPING

     In accordance with Rule 204-2 under the Adviser's Act, OIA will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client's written or oral requests, and (vi) any documents prepared by OIA that were material to how a proxy was voted or that memorialized the basis for the voting decision.

     In maintaining item (ii) above, OIAC may rely on proxy statements filed on the SEC's EDGAR system in lieu on maintaining internal copies. In maintaining item (iii) above, OIA may rely on the records of any third party, such as a proxy voting service; provided, however, that OIA will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.

     OIA will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last entry was made on such record. During the first two (2) years of such six (6) year period, all required documents will be maintained in OIA's main office.

                        DISCLOSURE OF PROXY VOTING RECORD

     OIA will provide a summary of these policies and procedures in its Form ADV
Part II to be furnished to advisory clients. OIA will further provide a copy of these policies and procedures to any client upon request. In addition, OIA will inform its clients how they can obtain further proxy-voting information about their own proxies.

     Upon a request from a client, OIA will furnish its proxy voting record with respect such client's securities. In general, OIA will respond to such client request; however, any client request for information that OIA is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by OIA).

     Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser's Act, OIA is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their advisory clients' holdings).

     With respect to each of OIA's advisory clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which OIA has been delegated the responsibility for voting the proxies, OIA will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.

                             POLICIES AND PROCEDURES
                                  PROXY VOTING

SECTION
23 OF 32

POLICY

     River Road Asset Management, LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

     Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

     It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

     Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

     The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

     River Road Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEE'S

     River Road Asset Management has established two Proxy Committee's to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. There responsibilities are as follows:

     The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

     The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

     The Proxy Voting Policy Committee has hired Institutional Shareholder Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which River Road Asset Management's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for River Road Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy Officer named is Keri Chandler.

     The steps for reviewing and submitting votes are as follows:

     - The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

     - The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by River Road Asset Management.

     - The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

     - The Compliance Department will review on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

     - For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares River Road Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

     - Once a month or more often, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to River Road Asset Management are included in this feed.

     - ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, River Road Asset Management will vote proxies in the best interests of each particular client. River Road Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on River Road Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. 2005 Approved Proxy Voting Guidelines.

CONFLICTS OF INTEREST

     River Road Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where River Road Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

     - Documenting the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;

     - Requiring the approval of the Department Head and the CCO prior to providing voting instructions to the voting agent;

     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

     -    Seeking legal counsel.

     In situations where River Road Asset Management perceives a material conflict of interest, the Adviser may:

     - Defer to the voting recommendation of ISS or another independent third party;

     - Vote pursuant to client direction (following disclosure of the conflict to the client)

     - Vote reflectively (in the same proportion and manner as other shareholders),

     -    Abstain from voting; or

     -    Take such other action which protects the interests of its clients.

     Circumstances necessitating such actions may include the voting of proxies on securities issued by River Road Asset Management's affiliated corporations or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

     The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of River Road Asset Management with the issuer of each security to determine if River Road Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

     If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     ABN AMRO Asset Management will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

     ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     -    These policies and procedures and any amendments;

     -    Each proxy statement that River Road Asset Management receives;

     -    A record of each vote that River Road Asset Management casts;

     - Any document River Road Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the GENERAL MANAGER;

     - A copy of each written request from a client for information on how River Road Asset Management voted such client's proxies, and a copy of any written response.

DISCLOSURE

     - River Road Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how River Road Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received River Road Asset Management's Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer.

     - In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how River Road Asset Management voted the client's proxy with respect to each proposal about which client enquired.

REGULATORY REFERENCE

Proxy Voting

                               MANUAL VERSION RELEASE DATE: 1/5/2006 10:24:47 AM 323-A Main St. - P.O. Box 71 - Lakeville, CT, 06039 - (860) 435-0200 -
                                                              fax (860) 435-0031
     (C) Copyright 2005-2006, National Regulatory Services. All Rights Reserved.

                                  PROXY VOTING
                             POLICIES AND PROCEDURES
                           TAMRO CAPITAL PARTNERS, LLC

POLICY

     TAMRO Capital Partners, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

     Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

     It is the policy of the Adviser to vote focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

     Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

     The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

     TAMRO Capital Partners has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEES

     Through ABN AMRO Asset Management, TAMRO Capital Partners has two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:

     The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

     The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

     The Proxy Voting Policy Committee has hired Institutional Shareholder Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which TAMRO Capital Partners' clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for TAMRO Capital Partners. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy Officer named is Holly Carlini.

     The steps for reviewing and submitting votes are as follows:

     - The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

     - The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by TAMRO Capital Partners.

     - The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

     - The Compliance Department will review on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

     - For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares TAMRO Capital Partners is responsible for voting. This process is facilitated by the Proxy Analysts.

     - Once a month, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to TAMRO Capital Partners are included in this feed.

     - ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, TAMRO Capital Partners will vote proxies in the best interests of each particular client.

     TAMRO Capital Partners' policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TAMRO Capital Partners' voting authority in the same manner that they may place such restrictions on the actual selection of account securities. TAMRO Capital Partners utilizes the 2006 U.S. Proxy Policy Guidelines, for all clients except for the Taft-Hartley which utilize 2006 U.S.Taft-Hartley Policy Guidelines.

CONFLICTS OF INTEREST

     TAMRO Capital Partners has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where TAMRO Capital Partners believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

     - Documenting the investment rationale for the decision using the Proxy Conflict of Interest and Override Form, the conflict of interest and the method in which the conflict was addressed;

     - Requiring the approval of the Department Head and the Director of Compliance prior to providing voting instructions to the voting agent;

     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

     -    Seeking legal counsel.

     In situations where TAMRO Capital Partners perceives a material conflict of interest, the Adviser may:

     - Defer to the voting recommendation of ISS or another independent third party;

     - Vote pursuant to client direction (following disclosure of the conflict to the client),

     - Vote reflectively (in the same proportion and manner as other shareholders),

     -    Abstain from voting; or

     -    Take such other action which protects the interests of its clients.

     Circumstances necessitating such actions may include the voting of proxies on securities issued by TAMRO Capital Partners' parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

     The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of TAMRO Capital Partners with the issuer of each security to determine if TAMRO Capital Partners or any of its employees has any financial, business or personal relationship with the issuer.

     If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     TAMRO Capital Partners will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

     ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     -    These policies and procedures and any amendments;

     -    Each proxy statement that TAMRO Capital Partners receives;

     -    A record of each vote that TAMRO Capital Partners casts;

     - Any document TAMRO Capital Partners created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

     - A copy of each written request from a client for information on how TAMRO Capital Partners voted such client's proxies, and a copy of any written response.

DISCLOSURE

     - TAMRO Capital Partners will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how TAMRO Capital Partners voted a client's proxies, and that clients may request a copy of these policies and procedures.

     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received TAMRO Capital Partners' Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO, Betsy Moszeter.

     - In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how

          TAMRO Capital Partners voted the client's proxy with respect to each proposal about which client enquired.

                                       TCH
                                COMPLIANCE MANUAL

                         TAPLIN, CANIDA & HABACHT, INC.
                                  PROXY VOTING

POLICY

     TCH, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients. The Adviser may offer assistance as to proxy matters upon a client's request, but the client in all cases has either retained the proxy voting responsibility or designated the responsibility to the custodian or other third party. Upon client request, TCH would consider accepting such responsibility. Consequently, TCH would amend current disclosures and adopt appropriate policies.

     TCH's policy of having no proxy voting responsibility is disclosed to clients in the ADV. TCH has also adopted the policy to include disclosure in all future contracts that the Adviser does not vote proxies.

     The vast majority of ERISA accounts to which TCH acts as investment advisor are fixed-income accounts, which do not participate in proxy voting.

BACKGROUND

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are property and timely exercised.

     Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how your address material conflicts that may arise between your interests and those of your client's (b) to disclose to clients how they may obtain information from you with respect to the voting of proxies for their securities; and (c) to describe to clients a summary of your proxy voting policies and procedures and, upon request, furnish a copy to your clients.

                            VEREDUS ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES
                               AS OF MAY 31, 2005

I.   POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised. When Veredus Asset Management (VAM) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, VAM will vote proxies in the best interests of the clients.

     The key objectives of the following policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

III. PROXY VOTING PROCEDURES

     (1) In an effort to assist VAM in gathering information and voting, VAM has outsourced proxy voting to Institutional Shareholder Services
          (ISS), a leading provider of proxy voting and corporate governance services. All proxy ballots are sent directly to ISS from the custodian banks. ISS researches the proxy issues and provides a voting recommendation based upon their proxy-voting manual utilized consistently among all clients (a summary of the ISS proxy voting manual may be obtained upon request). VAM accesses this information via the internet and determines if we agree with the recommendations made by ISS. VAM maintains the right to determine the final vote made. If ISS recommends voting against management, special attention is given to the issue to determine if VAM agrees with the recommendation. VAM will research the issue and discuss it with the portfolio managers and if it is determined that a vote with management is in the best interest of the client, we will change the vote by logging onto the ISS Proxymaster website where a manual vote change can be made.

     (2) As VAM is utilizing ISS, a third party proxy service, we must ensure that ISS does not have a conflict through a separate relationship with an issuer prior to VAM accepting recommendations on voting issues. As part of our voting procedures, VAM will contact ISS and obtain information on any services ISS has performed for the issuer in question and the dollar amount paid for the service. VAM will then assess the information and determine if a conflict exists. If it is determined that a conflict does exist, VAM will perform it's own research of the issues and make an informed decision on the vote. If no conflict exists, VAM will consider the ISS recommendation as usual.

IV.  CONFLICTS OF INTEREST

     (1) The Proxy Administrator will identify any conflicts that exist between the interests of VAM and its clients. This examination will include a review of the relationship of VAM and its affiliates with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of VAM or an affiliate of VAM or has some other relationship with VAM or a client of VAM.

     (2) If a material conflict exists, VAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. VAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when VAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, VAM will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of VAM when voting proxies if such a conflict exists.

V.   DISCLOSURE

     (1) VAM will disclose in its Form ADV Part II that clients may contact the Proxy Administrator, Amy Benningfield, via e-mail, abenningfield@veredus.com or telephone (502) 214-5281 in order to obtain information on how VAM voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Administrator will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how VAM voted the client's proxy.

     (2) A concise summary of these Proxy Voting Policies and Procedures will be included in VAM's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Proxy Administrator will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING

     The Proxy Administrator will maintain files relating to VAM's proxy voting procedures in VAM's office. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of VAM. Records of the following will be included in the files:

     (1) Copies of these proxy voting policies and procedures, and any amendments thereto.

     (2) A copy of any document VAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (3) A copy of each written client request for information on how VAM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how VAM voted its proxies.


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     As VAM has access to proxy statements and records of each vote cast via the
ISS Proxymaster website on the internet, we will not maintain paper copies within our office.


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